UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust – December Funds

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

June 30, 2013

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone Dynamic Equity Fund

Touchstone Balanced Allocation Fund

Touchstone Conservative Allocation Fund

Touchstone Growth Allocation Fund

Touchstone Moderate Growth Allocation Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3 - 4
Portfolios of Investments:
Touchstone Dynamic Equity Fund	5
Touchstone Balanced Allocation Fund	8
Touchstone Conservative Allocation Fund	9
Touchstone Growth Allocation Fund	10
Touchstone Moderate Growth Allocation Fund	11
Statements of Assets and Liabilities	12 - 15
Statements of Operations	16 - 17
Statements of Changes in Net Assets	18 - 21
Statements of Changes in Net Assets - Capital Stock Activity	22 - 26
Statement of Cash Flows	27
Financial Highlights	28 - 47
Notes to Financial Statements	48 - 70
Other Items	71 - 75
Privacy Protection Policy	79

2

Tabular Presentation of Portfolios of Investments (Unaudited)

June 30, 2013

The tables below provide each Fund’s sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund’s investments.

Touchstone Dynamic Equity Fund

Sector Allocation*	(% of Net Assets)
Long Positions
Information Technology	22.4%
Consumer Discretionary	15.2
Health Care	14.9
Financials	14.7
Energy	13.9
Consumer Staples	11.9
Industrials	10.6
Materials	5.6
Telecommunication Services	4.8
Utilities	2.3
Investment Fund	3.6
Other Assets/Liabilities (Net)	0.0
119.9%
Short Positions and Written Options
Information Technology	(4.9)
Energy	(3.6)
Consumer Discretionary	(3.1)
Health Care	(2.9)
Materials	(2.2)
Telecommunication Services	(2.2)
Call and Put Options	(0.6)
Consumer Staples	(0.4)
Industrials	0.0
(19.9)
Total	100.0%

Touchstone Balanced Allocation Fund

Sector Allocation	(% of Net Assets)
Government/Corporate	23.5%
International Equity	13.8
Value	11.9
Growth	9.1
Equity Income	6.1
Balanced	5.0
International Debt	5.0
Blue Chip	4.1
Emerging Market -Equity	3.8
Various Assets	3.1
Taxable -Money Market	3.1
Value Small-Cap	3.0
Corporate/Preferred -High Yield	3.0
Sector Fund Real -Estate	2.9
Growth Mid-Cap	2.0
Growth Small- Cap	1.0
Other Assets/Liabilities (Net)	(0.4)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Conservative Allocation Fund

Sector Allocation	(% of Net Assets)
Government/Corporate	44.8%
International Debt	8.1
Balanced	7.1
International Equity	6.0
Equity Income	5.1
Taxable-Money Market	5.1
Growth	5.1
Various Assets	5.1
Value	5.1
Blue Chip	3.0
Corporate/Preferred-High Yield	3.0
Sector Fund Real-Estate	2.0
Value Small-Cap	1.0
Emerging Market-Equity	1.0
Other Assets/Liabilities (Net)	(1.5)
Total	100.0%

Touchstone Growth Allocation Fund

Sector Allocation	(% of Net Assets)
International Equity	23.1%
Value	16.3
Growth	11.2
Emerging Market-Equity	8.6
Government/Corporate	6.2
Equity Income	6.1
Value Small-Cap	6.1
Sector Fund Real-Estate	5.8
Growth Mid-Cap	5.1
Blue Chip	4.1
Value Mid-Cap	3.1
Growth Small-Cap	3.1
Various Assets	2.1
Other Assets/Liabilities (Net)	(0.9)
Total	100.0%

Touchstone Moderate Growth Allocation Fund

Sector Allocation	(% of Net Assets)
International Equity	16.9%
Government/Corporate	15.2
Value	14.2
Growth	10.1
Emerging Market-Equity	6.6
Equity Income	6.1
Value Small-Cap	5.1
Blue Chip	4.1
Growth Mid-Cap	4.1
Balanced	4.0
Sector Fund Real-Estate	3.8
Various Assets	2.1
Value Mid-Cap	2.0
Growth Small-Cap	2.0
Corporate/Preferred-High Yield	2.0
International Debt	2.0
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

4

Portfolio of Investments

Touchstone Dynamic Equity Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks†— 116.3%

Information Technology — 22.4%
AOL, Inc.	7,177	$261,817
Apple, Inc.	1,134	449,155
Arrow Electronics, Inc.*	1,256	50,052
Avnet, Inc.*	12,918	434,045
Booz Allen Hamilton Holding Corp.	25,121	436,604
Cisco Systems, Inc.	45,851	1,114,638
Computer Sciences Corp.	27,065	1,184,635
Dell, Inc.	4,456	59,488
Harris Corp.	24,099	1,186,876
Hewlett-Packard Co.	16,340	405,232
Ingram Micro, Inc. - Class A*	30,732	583,601
International Business Machines Corp.	13,774	2,632,349
Microsoft Corp.	33,012	1,139,904
Oracle Corp.	63,346	1,945,989
SAIC, Inc.	53,256	741,856
Seagate Technology PLC (Ireland)	6,242	279,829
Symantec Corp.	25,221	566,716
Western Digital Corp.	15,239	946,189
		14,418,975

Consumer Discretionary — 15.2%
AutoNation, Inc.*	1,368	59,358
Best Buy Co., Inc.	3,201	87,483
Brinker International, Inc.	23,608	930,863
Cablevision Systems Corp. - Class A	18,009	302,911
Charter Communications, Inc.*	2,480	307,148
CST Brands, Inc.*	2	62
Delphi Automotive PLC (Channel Islands)	33,040	1,674,798
Ford Motor Co.	32,893	508,855
Goodyear Tire & Rubber Co. (The)*	78,359	1,198,109
Home Depot, Inc. (The)	27,084	2,098,197
Kohl's Corp.	1,119	56,521
Liberty Global PLC (United Kingdom)*	1,650	122,232
Macy's, Inc.	16,937	812,976
Regal Entertainment Group	33,971	608,081
Sears Holdings Corp.*	2,759	116,099
Staples, Inc.	1,744	27,660
Target Corp.	12,532	862,953
		9,774,306

Health Care — 14.9%
AbbVie, Inc.	45,775	1,892,338
Amgen, Inc.	21,012	2,073,044
Cardinal Health, Inc.	35,255	1,664,036
Covance, Inc.*	1,979	150,681
Eli Lilly & Co.	23,401	1,149,457
HCA Holdings, Inc.	15,724	567,007
Life Technologies Corp.*	323	23,905
Mylan, Inc.*	48,208	1,495,894
Pfizer, Inc.	19,231	538,660
		9,555,022

Financials — 14.7%
Allstate Corp. (The)	41,476	1,995,825
American Express Co.	4,948	369,912
Bank of America Corp.	55,526	714,064
CBRE Group, Inc. - Class A*	2,503	58,470
Citigroup, Inc.	28,101	1,348,005
Fidelity National Financial, Inc.	7,474	177,956
Jones Lang LaSalle, Inc.	4,117	375,223
Legg Mason, Inc.	2,687	83,324
Morgan Stanley	32,998	806,141
NYSE Euronext	247	10,226
Popular, Inc. (Puerto Rico)*	33,109	1,004,197
Realogy Holdings Corp.*	5,928	284,781
US Bancorp	60,451	2,185,304
		9,413,428

Energy — 13.9%
Anadarko Petroleum Corp.	327	28,099
Chevron Corp.	21,020	2,487,507
ConocoPhillips	35,750	2,162,875
Marathon Petroleum Corp.	9,986	709,605
Murphy Oil Corp.	9,130	555,926
PBF Energy, Inc.	10,380	268,842
Phillips 66	10,587	623,680
Tesoro Corp.	19,074	997,952
Valero Energy Corp.	31,932	1,110,276
		8,944,762

Consumer Staples — 11.9%
Altria Group, Inc.	9,693	339,158
Archer-Daniels-Midland Co.	24,105	817,401
Bunge Ltd. (Bermuda)	16,263	1,150,933
Coca-Cola Enterprises, Inc.	18,204	640,053
Herbalife Ltd. (Cayman Islands)	204	9,209
Kroger Co. (The)	12,494	431,543
Philip Morris International, Inc.	13,195	1,142,951
Procter & Gamble Co. (The)	996	76,682
Safeway, Inc.	31,744	751,063
Wal-Mart Stores, Inc.	30,384	2,263,304
WhiteWave Foods Co.*	1	16
		7,622,313

Industrials — 10.6%
3M Co.	16,809	1,838,064
Boeing Co. (The)	6,795	696,080
CNH Global N.V.	13,806	575,158
Delta Air Lines, Inc.*	30,501	570,674
Emerson Electric Co.	3,260	177,800
FedEx Corp.	4,907	483,732
General Electric Co.	7,961	184,616
Lockheed Martin Corp.	5,514	598,048
Masco Corp.	4,354	84,859
Northrop Grumman Corp.	2,657	220,000
Pitney Bowes, Inc.	87,352	1,282,327
RR Donnelley & Sons Co.	3,115	43,641
Terex Corp.*	1,271	33,427
		6,788,426

Materials — 5.6%
Freeport-McMoRan Copper & Gold, Inc.	31,179	860,852

5

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

		Market
	Shares	Value

Common Stocks† — 116.3% (Continued)

Materials — (Continued)
Huntsman Corp.	18,525	$306,774
Lyondellbasell Industries N.V.	23,194	1,536,834
Newmont Mining Corp.	23,993	718,590
Southern Copper Corp.	5,783	159,726
		3,582,776

Telecommunication Services — 4.8%
Sprint Nextel Corp.*	111,541	783,018
Verizon Communications, Inc.	45,466	2,288,758
		3,071,776

Utilities — 2.3%
Edison International	28,901	1,391,872
Exelon Corp.	2,614	80,720
		1,472,592
Total Common Stocks		$74,644,376

Investment Fund — 3.6%
Touchstone Institutional Money Market Fund^	2,301,056	2,301,056

Total Long Positions
(Cost $69,390,129)		$76,945,432

Securities Sold Short— (19.3%)

Common Stocks— (19.3%)

Information Technology — (4.9%)
F5 Networks, Inc.*	(4,201)	(289,029)
Fortinet, Inc.*	(549)	(9,608)
Fusion-io, Inc.*	(17,015)	(242,294)
Informatica Corp.*	(2,921)	(102,177)
IPG Photonics Corp.	(12,549)	(762,101)
JDS Uniphase Corp.*	(1,624)	(23,353)
Nuance Communications, Inc.*	(23,563)	(433,088)
Palo Alto Networks, Inc.*	(2,364)	(99,666)
Rackspace Hosting, Inc.*	(9,286)	(351,846)
Splunk, Inc.*	(4,506)	(208,898)
Stratasys Ltd. (Ireland)*	(4,889)	(409,405)
VeriFone Systems, Inc.*	(3,137)	(52,732)
Workday, Inc.*	(2,473)	(158,495)
Zynga, Inc.*	(5,106)	(14,195)
		(3,156,887)

Energy — (3.6%)
Alpha Natural Resources, Inc.*	(53,309)	(279,339)
Cheniere Energy, Inc.*	(25,834)	(717,152)
EXCO Resources, Inc.	(7,569)	(57,827)
Golar LNG Ltd.	(22,510)	(717,844)
Peabody Energy Corp.	(22,070)	(323,105)
Pioneer Natural Resources Co.	(1,343)	(194,399)
		(2,289,666)

Consumer Discretionary — (3.1%)
DreamWorks Animation SKG, Inc. - Class A*	(7,042)	(180,698)
DSW, Inc.	(5,468)	(401,733)
Gentex Corp.	(32,258)	(743,547)
JC Penney Co., Inc.*	(20,710)	(353,727)
Liberty Media Corp.*	(1,792)	(227,154)
Toll Brothers, Inc.*	(2,311)	(75,408)
		(1,982,267)

Health Care — (2.9%)
Ariad Pharmaceuticals, Inc.*	(9,238)	(161,573)
Catamaran Corp. (Canada)*	(10,662)	(519,453)
Incyte Corp. Ltd.*	(30,231)	(665,082)
Salix Pharmaceuticals Ltd.*	(1,531)	(101,276)
Vertex Pharmaceuticals, Inc.*	(5,516)	(440,563)
		(1,887,947)

Materials — (2.2%)
Cliffs Natural Resources, Inc.	(7,302)	(118,657)
Tahoe Resources, Inc. (Canada)*	(7,693)	(108,856)
United States Steel Corp.	(47,081)	(825,330)
Walter Energy, Inc.	(34,596)	(359,798)
		(1,412,641)

Telecommunication Services — (2.2%)
Crown Castle International Corp.*	(13,407)	(970,533)
NII Holdings, Inc.*	(51,490)	(343,438)
SBA Communications Corp.*	(987)	(73,156)
		(1,387,127)

Consumer Staples — (0.4%)
Fresh Market, Inc. (The)*	(5,286)	(262,820)

Industrials — 0.0%
GrafTech International Ltd.*	(1,690)	(12,303)
Total Common Stocks		$(12,391,658)
Total Securities Sold Short
(Proceeds $(13,605,418))		$(12,391,658)

	Number
	of
	Contracts

Written Options Contracts†— (0.6%)

Call Options — (0.5%)
SPDR S&P 500 ETF Trust
July 2013
Strike Price $161	(3,285)	(312,075)
SPDR S&P 500 ETF Trust
July 2013
Strike Price $162	(765)	(39,780)
Total Call Options		(351,855)

6

Touchstone Dynamic Equity Fund (Unaudited) (Continued)

	Number
	of	Market
	Contracts	Value

Put Options — (0.1%)
S&P 500 Index
July 2013
Strike Price $1,590	(30)	$(52,200)

Total Written Options Contracts
(Proceeds $(488,538))		$(404,055)

Total Investment Securities —100.0%
(Cost $55,296,173)		$64,149,719

Other Assets in Excess of Liabilities — 0.0%		28,300

Net Assets — 100.0%		$64,178,019

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

†	All or a portion of these securities are held as collateral for securities sold short and written options. The total value of the securities held as collateral as of June 30, 2013 was $74,644,376.

Portfolio Abbreviations:

ETF - Exchange Traded Fund

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Long Positions
Common Stocks	$74,644,376	$—	$—	$74,644,376
Investment Fund	2,301,056	—	—	2,301,056
				$76,945,432
Liabilities:
Securities Sold Short
Common Stocks	$(12,391,658)	$—	$—	$(12,391,658)
Other Financial Instruments
Liabilities:
Written Option Equity Contracts	(404,055)	—	—	(404,055)
				$(12,795,713)

Transactions in written options for the period ended June 30, 2013

	Number of
	Contracts	Premium
Beginning of Period, December 31, 2012	930	$1,799,847
Call Options Written	9,350	9,034,134
Put Options Written	148	365,083
Call Options Closed	(5,018)	(10,271,877)
Put Options Closed	(70)	(150,545)
Call Options Expired	(1,182)	(111,065)
Put Options Expired	(78)	(177,039)
Call Options Exercised	—	—
June 30, 2013	4,080	$488,538

See accompanying Notes to Financial Statements.

7

Portfolio of Investments

Touchstone Balanced Allocation Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.4%

Government/Corporate—23.5%
Touchstone Core Bond Fund	370,203	$3,816,791
Touchstone Total Return Bond Fund	1,282,699	13,032,222
Touchstone Ultra Short Duration Fixed Income Fund	1,359,615	12,861,959
		29,710,972

International Equity — 13.8%
Touchstone International Small Cap Fund	294,605	3,803,348
Touchstone International Value Fund	1,797,390	13,696,109
		17,499,457

Value — 11.9%
Touchstone Focused Fund	179,451	5,141,274
Touchstone Value Fund	1,235,083	9,917,716
		15,058,990

Growth — 9.1%
Touchstone Growth Opportunities Fund	91,672	2,547,555
Touchstone Sands Capital Institutional Growth Fund	479,286	8,909,932
		11,457,487

Equity Income — 6.1%
Touchstone Premium Yield Equity Fund, Class Y	886,564	7,695,373

Balanced — 5.0%
Touchstone Flexible Income Fund	603,948	6,341,451

International Debt — 5.0%
Touchstone International Fixed Income Fund	621,684	6,316,308

Blue Chip — 4.1%
Touchstone Dynamic Equity Fund*	415,028	5,150,503

Emerging Market-Equity — 3.8%
Touchstone Emerging Markets Equity Fund	423,503	4,861,816

Various Assets — 3.1%
Touchstone Merger Arbitrage Fund	351,532	3,870,366

Taxable-Money Market — 3.1%
Touchstone Institutional Money Market Fund	3,869,553	3,869,553

Value Small-Cap — 3.0%
Touchstone Small Cap Core Fund	134,143	2,547,371
Touchstone Small Company Value Fund	70,683	1,298,439
		3,845,810

Corporate/Preferred-High Yield — 3.0%
Touchstone High Yield Fund	421,555	3,789,779

Sector Fund Real-Estate — 2.9%
Touchstone Global Real Estate Fund	297,533	3,665,605

Growth Mid-Cap — 2.0%
Touchstone Mid Cap Fund	125,627	2,553,997

Growth Small-Cap — 1.0%
Touchstone Small Cap Growth Fund	236,749	1,290,280
Total Affiliated Mutual Funds		$126,977,747

Total Investment Securities —100.4%
(Cost $122,143,048)		$126,977,747

Liabilities in Excess of Other Assets — (0.4%)		(472,022)

Net Assets — 100.0%		$126,505,725

*	Non-income producing security.

^	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$126,977,747	$—	$—	$126,977,747

See accompanying Notes to Financial Statements.

8

Portfolio of Investments

Touchstone Conservative Allocation Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 101.5%

Government/Corporate—44.8%
Touchstone Core Bond Fund	346,928	$3,576,823
Touchstone Total Return Bond Fund	1,336,710	13,580,971
Touchstone Ultra Short Duration Fixed Income Fund	1,507,500	14,260,954
		31,418,748

International Debt — 8.1%
Touchstone International Fixed Income Fund	560,190	5,691,528

Balanced — 7.1%
Touchstone Flexible Income Fund	477,317	5,011,829

International Equity — 6.0%
Touchstone International Small Cap Fund	55,061	710,842
Touchstone International Value Fund	459,687	3,502,813
		4,213,655

Equity Income — 5.1%
Touchstone Premium Yield Equity Fund, Class Y	411,985	3,576,034

Taxable-Money Market — 5.1%
Touchstone Institutional Money Market Fund	3,568,896	3,568,896

Growth — 5.1%
Touchstone Growth Opportunities Fund	25,623	712,062
Touchstone Sands Capital Institutional Growth Fund	153,440	2,852,448
		3,564,510

Various Assets — 5.1%
Touchstone Merger Arbitrage Fund	323,614	3,562,987

Value — 5.1%
Touchstone Value Fund	442,200	3,550,864

Blue Chip — 3.0%
Touchstone Dynamic Equity Fund*	172,278	2,137,973

Corporate/Preferred-High Yield — 3.0%
Touchstone High Yield Fund	237,465	2,134,813

Sector Fund Real-Estate — 2.0%
Touchstone Global Real Estate Fund	111,927	1,378,947

Value Small-Cap — 1.0%
Touchstone Small Cap Core Fund	37,435	710,887

Emerging Market-Equity — 1.0%
Touchstone Emerging Markets Equity Fund	59,987	688,655
Total Affiliated Mutual Funds		$71,210,326

Total Investment Securities —101.5%
(Cost $69,714,199)		$71,210,326

Liabilities in Excess of Other Assets — (1.5%)		(1,065,204)

Net Assets — 100.0%		$70,145,122

*	Non-income producing security.

^	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$71,210,326	$—	$—	$71,210,326

See accompanying Notes to Financial Statements.

9

Portfolio of Investments

Touchstone Growth Allocation Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.9%

International Equity — 23.1%
Touchstone International Small Cap Fund	432,225	$5,580,023
Touchstone International Value Fund	1,646,724	12,548,038
		18,128,061

Value — 16.3%
Touchstone Focused Fund	224,628	6,435,599
Touchstone Value Fund	796,223	6,393,668
		12,829,267

Growth — 11.2%
Touchstone Growth Opportunities Fund	57,609	1,600,970
Touchstone Sands Capital Institutional Growth Fund	388,174	7,216,152
		8,817,122

Emerging Market-Equity — 8.6%
Touchstone Emerging Markets Equity Fund	587,730	6,747,143

Government/Corporate—6.2%
Touchstone Ultra Short Duration Fixed Income Fund	511,136	4,835,349

Equity Income — 6.1%
Touchstone Premium Yield Equity Fund, Class Y	556,902	4,833,912

Value Small-Cap — 6.1%
Touchstone Small Cap Core Fund	168,315	3,196,299
Touchstone Small Company Value Fund	88,155	1,619,407
		4,815,706

Sector Fund Real-Estate — 5.8%
Touchstone Global Real Estate Fund	367,171	4,523,542

Growth Mid-Cap — 5.1%
Touchstone Mid Cap Fund	78,898	1,603,987
Touchstone Mid Cap Growth Fund	99,093	2,399,039
		4,003,026

Blue Chip — 4.1%
Touchstone Dynamic Equity Fund*	259,690	3,222,752

Value Mid-Cap — 3.1%
Touchstone Mid Cap Value Fund	157,854	2,424,639

Growth Small-Cap — 3.1%
Touchstone Small Cap Growth Fund	442,360	2,410,861

Various Assets — 2.1%
Touchstone Merger Arbitrage Fund	146,896	1,617,325

Total Affiliated Mutual Funds		$79,208,705

Total Investment Securities —100.9%
(Cost $74,391,234)		$79,208,705

Liabilities in Excess of Other Assets — (0.9%)		(674,039)

Net Assets — 100.0%		$78,534,666

*	Non-income producing security.

^	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$79,208,705	$—	$—	$79,208,705

See accompanying Notes to Financial Statements.

10

Portfolio of Investments

Touchstone Moderate Growth Allocation Fund – June 30, 2013 (Unaudited)

		Market
	Shares	Value

Affiliated Mutual Funds^— 100.3%

International Equity — 16.9%
Touchstone International Small Cap Fund	474,820	$6,129,921
Touchstone International Value Fund	2,572,650	19,603,594
		25,733,515

Government/Corporate—15.2%
Touchstone Total Return Bond Fund	1,478,133	15,017,829
Touchstone Ultra Short Duration Fixed Income Fund	863,478	8,168,502
		23,186,331

Value — 14.2%
Touchstone Focused Fund	324,645	9,301,092
Touchstone Value Fund	1,536,818	12,340,651
		21,641,743

Growth — 10.1%
Touchstone Growth Opportunities Fund	110,817	3,079,618
Touchstone Sands Capital Institutional Growth Fund	664,140	12,346,359
		15,425,977

Emerging Market-Equity — 6.6%
Touchstone Emerging Markets Equity Fund	869,571	9,982,675

Equity Income — 6.1%
Touchstone Premium Yield Equity Fund, Class Y	1,072,872	9,312,533

Value Small-Cap — 5.1%
Touchstone Small Cap Core Fund	243,718	4,628,210
Touchstone Small Company Value Fund	170,027	3,123,389
		7,751,599

Blue Chip — 4.1%
Touchstone Dynamic Equity Fund*	500,882	6,215,946

Growth Mid-Cap — 4.1%
Touchstone Mid Cap Fund	151,932	3,088,779
Touchstone Mid Cap Growth Fund	127,272	3,081,258
		6,170,037

Balanced — 4.0%
Touchstone Flexible Income Fund	586,363	6,156,811

Sector Fund Real-Estate — 3.8%
Touchstone Global Real Estate Fund	463,326	5,708,171

Various Assets — 2.1%
Touchstone Merger Arbitrage Fund	283,073	3,116,634

Value Mid-Cap — 2.0%
Touchstone Mid Cap Value Fund	202,711	3,113,642

Growth Small-Cap — 2.0%
Touchstone Small Cap Growth Fund	568,819	3,100,065

Corporate/Preferred-High Yield — 2.0%
Touchstone High Yield Fund	341,134	3,066,792

International Debt — 2.0%
Touchstone International Fixed Income Fund	301,452	3,062,749

Total Affiliated Mutual Funds		$152,745,220

Total Investment Securities —100.3%
(Cost $143,766,011)		$152,745,220

Liabilities in Excess of Other Assets — (0.3%)		(468,173)

Net Assets — 100.0%		$152,277,047

*	Non-income producing security.

^	All affiliated fund investments are in Institutional Class shares, unless otherwise indicated. The financial statements of the underlying funds can be found on the SEC website. See Note 4 in Notes to Financial Statements.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Affiliated Mutual Funds	$152,745,220	$—	$—	$152,745,220

See accompanying Notes to Financial Statements.

11

Statements of Assets and Liabilities

June 30, 2013 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund
Assets
Investments, at cost	$69,390,129	$122,143,048	$69,714,199
Affiliated securities, at market value	$2,301,056	$126,977,747	$71,210,326
Non-affiliated securities, at market value	74,644,376	—	—
Investments, at market value	$76,945,432	$126,977,747	$71,210,326
Cash deposits held at prime broker	125,527	—	—
Dividends and interest receivable	87,004	22,077	24,621
Receivable for capital shares sold	42,418	65,842	48,839
Receivable from Investment Advisor	—	11,803	4,857
Other assets	46,559	11,524	12,049
Total Assets	77,246,940	127,088,993	71,300,692
Liabilities
Written options, at market value (A)	404,055	—	—
Securities sold short (B)	12,391,658	—	—
Dividends for securities sold short payable	4,278	—	—
Dividends payable	—	—	—
Payable to Transfer Agent	25,197	30,300	26,016
Payable for capital shares redeemed	134,235	499,614	1,097,279
Payable to Investment Advisor	55,412	—	—
Payable to other affiliates	13,793	30,070	12,530
Payable to Trustees	1,502	1,262	1,253
Payable for professional services	6,491	8,097	7,037
Other accrued expenses and liabilities	32,300	13,925	11,455
Total Liabilities	13,068,921	583,268	1,155,570

Net Assets	$64,178,019	$126,505,725	$70,145,122

Net assets consist of:
Paid-in capital	$200,570,784	$161,801,994	$72,773,594
Accumulated net investment income (loss)	225,444	(236)	(210)
Accumulated net realized losses on investments, written options, foreign currency transactions and short positions	(145,471,755)	(40,130,732)	(4,124,389)
Net unrealized appreciation on investments, written options, foreign currency transactions and short positions	8,853,546	4,834,699	1,496,127
Net Assets	$64,178,019	$126,505,725	$70,145,122
(A) Proceeds received for written options:	$488,538	$—	$—
(B) Proceeds received for securities sold short:	$13,605,418	$—	$—

See accompanying Notes to Financial Statements.

12

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Touchstone	Moderate
Growth	Growth
Allocation	Allocation
Fund	Fund

$74,391,234	$143,766,011
$79,208,705	$152,745,220
—	—
$79,208,705	$152,745,220
—	—
8,272	13,945
10,401	63,335
6,132	239
9,783	16,326
79,243,293	152,839,065

—	—
—	—
—	—
—	65
43,837	80,249
623,555	429,938
—	—
15,337	33,066
807	1,567
6,160	7,031
18,931	10,102
708,627	562,018

$78,534,666	$152,277,047

$116,402,572	$185,275,388
(126)	(197)
(42,685,251)	(41,977,353)
4,817,471	8,979,209
$78,534,666	$152,277,047
$—	$—
$—	$—

13

Statements of Assets and Liabilities (Unaudited) (Continued)

	Touchstone	Touchstone	Touchstone
	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$15,532,979	$47,071,093	$24,442,236
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,273,536	4,082,249	2,309,110
Net asset value price per share*	$12.20	$11.53	$10.59
Maximum offering price per share	$12.94	$12.23	$11.24

Pricing of Class C Shares
Net assets applicable to Class C shares	$10,196,116	$36,856,792	$17,190,114
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	886,859	3,199,820	1,631,872
Net asset value, offering price per share**	$11.50	$11.52	$10.53

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$21,704,084	$42,545,497	$27,877,834
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,751,415	3,683,860	2,632,987
Net asset value, offering price and redemption price per share	$12.39	$11.55	$10.59

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$16,744,840	$32,343	$634,938
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,348,876	2,813	59,940
Net asset value, offering price and redemption price per share	$12.41	$11.50	$10.59

* There is no sales load on subscriptions of $ 1 million or more. Redemptions that were part of a $ 1 million or more subscription may be subject to a contingent deferred sales load if redeemed within a one-year period from the date of purchase.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

14

Statements of Assets and Liabilities (Unaudited) (Continued)

Touchstone
Touchstone	Moderate
Growth	Growth
Allocation	Allocation
Fund	Fund

$29,368,068	$66,682,229
2,348,153	5,616,075
$12.51	$11.87
$13.27	$12.59

$23,957,784	$48,503,898
1,992,488	4,149,553
$12.02	$11.69

$25,190,831	$37,081,801
1,994,999	3,100,569
$12.63	$11.96

$17,983	$9,119
1,562	766
$11.51	$11.91

15

Statements of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Touchstone	Touchstone	Touchstone
	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund
Investment Income
Dividends from affiliated funds	$519	$932,028	$716,437
Dividends from non-affiliated securities(A)	801,514	—	—
Total Investment Income	802,033	932,028	716,437
Expenses
Investment advisory fees	273,623	131,370	75,975
Administration fees	54,752	111,743	64,637
Compliance fees and expenses	477	644	1,153
Custody fees	3,634	3,503	1,891
Professional fees	8,167	8,304	8,207
Transfer Agent fees, Class A	13,183	33,989	21,028
Transfer Agent fees, Class C	5,989	11,833	5,734
Transfer Agent fees, Class Y	10,041	21,576	13,660
Transfer Agent fees, Institutional Class	43	13	35
Registration Fees, Class A	5,942	11,691	11,609
Registration Fees, Class C	7,546	11,925	9,940
Registration Fees, Class Y	6,472	8,627	9,736
Registration Fees, Institutional Class	9,059	10,440	10,394
Dividend expense on securities sold short	106,623	—	—
Reports to Shareholders, Class A	9,141	3,971	2,985
Reports to Shareholders, Class C	5,293	5,856	3,617
Reports to Shareholders, Class Y	5,952	2,235	2,486
Reports to Shareholders, Institutional Class	3,058	3,260	3,201
Distribution expenses, Class A	20,057	60,585	34,295
Distribution and shareholder servicing expenses, Class C	51,505	189,604	89,445
Trustee fees	5,630	5,334	5,309
Other expenses	12,654	15,808	8,662
Total Expenses	618,841	652,311	383,999
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(26,349)	(349,554)	(229,871)
Net Expenses	592,492	302,757	154,128
Net Investment Income	209,541	629,271	562,309
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments from non-affiliated securities	10,538,844	—	—
Net realized gain on investments from affiliated securities	—	4,299,137	1,007,429
Net realized loss on written options	(2,513,889)	—	—
Net realized loss on securities sold short	(2,891,807)	—	—
Net change in unrealized appreciation (depreciation) on investments	(416,297)	564,436	(202,289)
Net change in unrealized appreciation on written options	59,616	—	—
Net change in unrealized appreciation on securities sold short	1,420,963	—	—
Net Realized and Unrealized Gain on Investments	6,197,430	4,863,573	805,140
Change in Net Assets Resulting from Operations	$6,406,971	$5,492,844	$1,367,449
(A) Net of foreign tax withholding of:	$1,897	$—	$—
(B) See Note 4 in Notes to Financial Statements.

See accompanying Notes to Financial Statements.

16

Statements of Operations (Unaudited) (Continued)

Touchstone
Touchstone	Moderate
Growth	Growth
Allocation	Allocation
Fund	Fund

$276,385	$930,211
—	—
276,385	930,211

103,130	199,031
70,167	135,425
477	993
2,292	3,265
7,045	9,233
39,369	75,966
12,898	18,656
9,908	10,163
74	12
11,929	12,199
11,939	9,746
9,197	6,192
10,358	10,379
—	—
4,208	4,391
6,468	9,422
2,300	2,038
3,480	3,271
38,972	87,971
123,000	248,361
4,944	5,642
14,953	23,772
487,108	876,128
(292,078)	(476,026)
195,030	400,102
81,355	530,109

—	—
4,089,152	6,508,840
—	—
—	—
1,204,910	1,696,874
—	—
—	—
5,294,062	8,205,714
$5,375,417	$8,735,823
$—	$—

17

Statements of Changes in Net Assets

	Touchstone
	Dynamic Equity
	Fund
	For the	For the
	Six Months	Five Months	For the
	Ended	Ended	Year
	June 30, 2013	December 31,	Ended
	(Unaudited)	2012(B)	July 31, 2012
From Operations
Net investment income (loss)	$209,541	$259,349	$(409,958)
Net realized gain (loss) on investments, written options, foreign currency transactions and securities sold short	5,133,148	(307,770)	3,827,422
Net change in unrealized appreciation (depreciation) on investments, written options, foreign currency transactions and securities sold short	1,064,282	(1,019,180)	2,431,040
Change in Net Assets from Operations	6,406,971	(1,067,601)	5,848,504

Distributions to Shareholders from:
Net investment income, Class A	—	—	(151,828)
Net investment income, Class C	—	—	(59,199)
Net investment income, Class Y	—	—	—
Net investment income, Class Z	—	—	(303,846)
Net investment income, Institutional Class	—	—	(17)
Net realized gains, Class A	—	—	—
Net realized gains, Class C	—	—	—
Net realized gains, Class Y	—	—	—
Net realized gains, Institutional Class	—	—	—
Total Distributions	—	—	(514,890)

Net Increase (Decrease) from Share Transactions(A)	(9,288,076)	8,301,265	(13,768,800)

Total Increase (Decrease) in Net Assets	(2,881,105)	7,233,664	(8,435,186)

Net Assets
Beginning of period	67,059,124	59,825,460	68,260,646
End of period	$64,178,019	$67,059,124	$59,825,460
Accumulated Net Investment Income (Loss)	$225,444	$15,903	$(386,369)

(A)	For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 22 to 24.

(B)	The Fund changed its fiscal year from July 31 to December 31. See Note 8 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

18

Statements of Changes in Net Assets (Continued)

Touchstone			Touchstone
Balanced Allocation			Conservative Allocation
Fund			Fund
For the	For the		For the	For the
Six Months	Five Months	For the	Six Months	Five Months	For the
Ended	Ended	Year	Ended	Ended	Year
June 30, 2013	December 31,	Ended	June 30, 2013	December 31,	Ended
(Unaudited)	2012(B)	July 31, 2012	(Unaudited)	2012(B)	July 31, 2012

$629,271	$1,417,962	$567,559	$562,309	$693,271	$535,072
4,299,137	5,632,070	5,462,607	1,007,429	3,844,351	3,112,528
564,436	(3,322,821)	(5,042,105)	(202,289)	(3,335,699)	(2,902,390)
5,492,844	3,727,211	988,061	1,367,449	1,201,923	745,210

(264,910)	(751,006)	(164,728)	(206,573)	(479,405)	(135,704)
(70,103)	(585,993)	(414,996)	(76,590)	(376,396)	(266,757)
(294,273)	(998,571)	—	(272,955)	(456,004)	(7,041)
—	—	(27,150)	—	—	(43,132)
(221)	(707)	(477)	(6,401)	(34,395)	(136,455)
—	(1,250,595)	—	—	(1,422,514)	—
—	(989,596)	—	—	(773,349)	—
—	(1,701,479)	—	—	(1,620,816)	—
—	(783)	—	—	(52,524)	—
(629,507)	(6,278,730)	(607,351)	(562,519)	(5,215,403)	(589,089)

(12,824,687)	87,474,773	(15,492,104)	(16,122,576)	60,408,531	(10,055,229)

(7,961,350)	84,923,254	(15,111,394)	(15,317,646)	56,395,051	(9,899,108)

134,467,075	49,543,821	64,655,215	85,462,768	29,067,717	38,966,825
$126,505,725	$134,467,075	$49,543,821	$70,145,122	$85,462,768	$29,067,717
$(236)	$—	$271,112	$(210)	$—	$359,301

19

Statements of Changes in Net Assets (Continued)

	Touchstone
	Growth Allocation
	Fund
	For the	For the Five
	Six Months	Months	For the
	Ended	Ended	Year
	June 30, 2013	December 31,	Ended
	(Unaudited)	2012(B)	July 31, 2012
From Operations
Net investment income	$81,355	$850,224	$269,656
Net realized gain on investments	4,089,152	4,772,422	2,532,790
Net change in unrealized appreciation (depreciation) on investments	1,204,910	(1,824,714)	(3,917,579)
Change in Net Assets from Operations	5,375,417	3,797,932	(1,115,133)

Distributions to Shareholders from:
Net investment income, Class A	(25,695)	(646,035)	(114,772)
Net investment income, Class C	—	(450,497)	(44,632)
Net investment income, Class Y	(55,743)	(503,325)	—
Net investment income, Class Z	—	—	(20,102)
Net investment income, Institutional Class	(43)	(901)	(983)
Net realized gains, Class A	—	—	—
Net realized gains, Class C	—	—	—
Net realized gains, Class Y	—	—	—
Net realized gains, Institutional Class	—	—	—
Total Distributions	(81,481)	(1,600,758)	(180,489)

Net Increase (Decrease) from Share Transactions(A)	(10,158,185)	46,019,976	(14,968,001)

Total Increase (Decrease) in Net Assets	(4,864,249)	48,217,150	(16,263,623)

Net Assets
Beginning of period	83,398,915	35,181,765	51,445,388
End of period	$78,534,666	$83,398,915	$35,181,765
Accumulated Net Investment Income (Loss)	$(126)	$—	$269,645

(A)	For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 25 and 26.

(B)	The Fund changed its fiscal year from July 31 to December 31. See Note 8 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

20

Statements of Changes in Net Assets (Continued)

Touchstone
Moderate Growth Allocation
Fund
For the	For the Five
Six Months	Months	For the
Ended	Ended	Year
June 30, 2013	December 31,	Ended
(Unaudited)	2012(B)	July 31, 2012

$530,109	$1,697,720	$569,460
6,508,840	13,038,497	4,106,912
1,696,874	(8,653,626)	(4,637,598)
8,735,823	6,082,591	38,774

(265,530)	(1,238,170)	(237,914)
(69,669)	(772,314)	(314,758)
(195,060)	(880,957)	—
—	—	(20,136)
(47)	(254)	(127)
—	(1,119,959)	—
—	(769,189)	—
—	(855,859)	—
—	(131)	—
(530,306)	(5,636,833)	(572,935)

(19,741,440)	99,907,478	(17,225,588)

(11,535,923)	100,353,236	(17,759,749)

163,812,970	63,459,734	81,219,483
$152,277,047	$163,812,970	$63,459,734
$(197)	$—	$392,606

21

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone Dynamic
	Equity Fund
	For the Six Months
	Ended		For the Five Months		For the Year
	June 30, 2013		Ended		Ended
	(Unaudited)		December 31, 2012(B)		July 31, 2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	306,549	$3,635,060	113,667	$1,270,554	97,187	$1,023,913
Cost of Shares redeemed in connection with merger(A)	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	12,141	127,964
Redemption fees	—	—	—	—	—	22
Cost of Shares redeemed	(494,686)	(5,838,237)	(252,268)	(2,812,907)	(799,021)	(8,368,813)
Change in Net Assets from Class A Share Transactions	(188,137)	(2,203,177)	(138,601)	(1,542,353)	(689,693)	(7,216,914)
Class C
Proceeds from Shares sold	24,168	274,815	11,073	118,005	38,462	411,299
Cost of Shares redeemed in connection with merger(A)	—	—	—	—	—	—
Reinvestment of distributions	—	—	—	—	2,418	24,273
Redemption fees	—	—	—	—	—	14
Cost of Shares redeemed	(133,729)	(1,484,420)	(113,949)	(1,211,134)	(396,981)	(3,980,527)
Change in Net Assets from Class C Share Transactions	(109,561)	(1,209,605)	(102,876)	(1,093,129)	(356,101)	(3,544,941)
Class Y
Proceeds from Shares sold	605,917	7,408,150	17,727	201,695	115,845	1,254,036
Proceeds from Shares issued in connection with merger(A)	—	—	—	—	2,239,679	21,354,181
Reinvestment of distributions	—	—	—	—	—	—
Cost of Shares redeemed	(673,011)	(8,096,901)	(318,203)	(3,604,761)	(236,539)	(2,604,497)
Change in Net Assets from Class Y Share Transactions	(67,094)	(688,751)	(300,476)	(3,403,066)	2,118,985	20,003,720
Class Z
Proceeds from Shares sold	—	—	—	—	685,868	7,058,978
Reinvestment of distributions	—	—	—	—	26,540	283,182
Redemption fees	—	—	—	—	—	30
Cost of Shares redeemed	—	—	—	—	(1,407,539)	(14,954,589)
Cost of Shares redeemed in connection with merger(A)	—	—	—	—	(2,239,679)	(21,354,181)
Change in Net Assets from Class Z Share Transactions	—	—	—	—	(2,934,810)	(28,966,580)
Institutional Class
Proceeds from Shares sold	18,812	227,597	1,329,419	15,304,513	623,310	6,847,071
Reinvestment of distributions	—	—	—	—	1	17
Redemption fees	—	—	—	—	—	8
Cost of Shares redeemed	(457,938)	(5,414,140)	(84,149)	(964,700)	(80,747)	(891,181)
Change in Net Assets from Institutional Class Share Transactions	(439,126)	(5,186,543)	1,245,270	14,339,813	542,564	5,955,915
Net Increase (Decrease) from Share Transactions	(803,918)	$(9,288,076)	703,317	$8,301,265	(1,319,055)	$(13,768,800)

(A) See Note 8 in the Notes to Financial Statements.

(B) The Fund changed its fiscal year from July 31 to December 31. See Note 8 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

22

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Balanced
Allocation Fund
For the Six Months
Ended		For the Five Months		For the Year
June 30, 2013		Ended		Ended
(Unaudited)		December 31, 2012(B)		July 31, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars

183,869	2,141,121	133,156	1,512,715	51,372	555,561
—	—	3,650,589	41,600,137	—	—
20,861	241,005	160,880	1,794,307	11,764	124,335
—	—	—	—	—	—
(535,172)	(6,195,996)	(411,962)	(4,677,019)	(329,730)	(3,549,105)
(330,442)	(3,813,870)	3,532,663	40,230,140	(266,594)	(2,869,209)

70,185	812,343	93,366	1,049,120	111,052	1,192,025
—	—	191,231	2,174,823	—	—
3,983	45,926	91,476	1,018,509	24,035	254,301
—	—	—	—	—	9
(312,037)	(3,606,647)	(385,238)	(4,344,101)	(1,239,184)	(13,462,919)
(237,869)	(2,748,378)	(9,165)	(101,649)	(1,104,097)	(12,016,584)

290,705	3,374,748	301,709	3,426,829	4,552	49,425
—	—	6,276,974	71,649,327	114,668	1,301,456
24,048	278,174	234,665	2,620,777	—	—
(854,683)	(9,915,582)	(2,704,435)	(30,352,141)	(4,343)	(47,913)
(539,930)	(6,262,660)	4,108,913	47,344,792	114,877	1,302,968

—	—	—	—	8,853	96,418
—	—	—	—	1,293	13,562
—	—	—	—	—	—
—	—	—	—	(64,331)	(716,348)
—	—	—	—	(114,668)	(1,301,456)
—	—	—	—	(168,853)	(1,907,824)

—	—	—	—	35	372
19	221	134	1,490	19	205
—	—	—	—	—	—
—	—	—	—	(197)	(2,032)
19	221	134	1,490	(143)	(1,455)
(1,108,222)	$(12,824,687)	7,632,545	$87,474,773	(1,424,810)	$(15,492,104)

23

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Conservative
	Allocation Fund
	For the Six Months
	Ended		For the Five Months		For the Year
	June 30, 2013		Ended		Ended
	(Unaudited)		December 31, 2012(B)		July 31, 2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	109,028	$1,166,319	182,352	$1,984,226	435,959	$4,679,336
Proceeds from Shares issued in connection with merger(A)	—	—	2,370,245	26,062,498	—	—
Reinvestment of distributions	17,458	185,696	140,042	1,482,044	8,431	89,062
Redemption fees	—	—	—	—	—	—
Cost of Shares redeemed	(956,186)	(10,223,737)	(324,849)	(3,545,483)	(698,325)	(7,410,892)
Change in Net Assets from Class A Share Transactions	(829,700)	(8,871,722)	2,367,790	25,983,285	(253,935)	(2,642,494)
Class C
Proceeds from Shares sold	75,794	807,285	87,113	933,883	120,414	1,289,950
Proceeds from Shares issued in connection with merger(A)	—	—	161,697	1,770,015	—	—
Reinvestment of distributions	5,149	54,460	75,779	801,084	15,629	163,870
Cost of Shares redeemed	(168,392)	(1,799,004)	(170,909)	(1,856,950)	(419,692)	(4,493,992)
Change in Net Assets from Class C Share Transactions	(87,449)	(937,259)	153,680	1,648,032	(283,649)	(3,040,172)
Class Y
Proceeds from Shares sold	395,817	4,257,452	170,254	1,861,753	6,373	68,638
Proceeds from Shares issued in connection with merger(A)	—	—	3,465,392	38,120,235	197,512	2,081,642
Reinvestment of distributions	23,868	253,950	191,804	2,030,304	527	5,686
Cost of Shares redeemed	(958,802)	(10,247,663)	(851,598)	(9,144,512)	(8,160)	(88,920)
Change in Net Assets from Class Y Share Transactions	(539,117)	(5,736,261)	2,975,852	32,867,780	196,252	2,067,046
Class Z
Proceeds from Shares sold	—	—	—	—	169,193	1,789,083
Reinvestment of distributions	—	—	—	—	3,396	35,873
Cost of Shares redeemed	—	—	—	—	(101,097)	(1,080,371)
Cost of Shares redeemed in connection with merger(A)	—	—	—	—	(197,512)	(2,081,642)
Change in Net Assets from Class Z Share Transactions	—	—	—	—	(126,020)	(1,337,057)
Institutional Class
Proceeds from Shares sold	—	—	—	—	12,061	130,383
Reinvestment of distributions	557	5,937	8,105	86,416	12,914	136,455
Cost of Shares redeemed	(54,526)	(583,271)	(16,235)	(176,982)	(496,227)	(5,369,390)
Change in Net Assets from Institutional Class Share Transactions	(53,969)	(577,334)	(8,130)	(90,566)	(471,252)	(5,102,552)
Net Increase (Decrease) from Share Transactions	(1,510,235)	$(16,122,576)	5,489,192	$60,408,531	(938,604)	$(10,055,229)

(A) See Note 8 in the Notes to Financial Statements.

(B) The Fund changed its fiscal year from July 31 to December 31. See Note 8 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

24

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Growth
Allocation Fund
For the Six Months
Ended		For the Five Months		For the Year
June 30, 2013		Ended		Ended
(Unaudited)		December 31, 2012(B)		July 31, 2012
Shares	Dollars	Shares	Dollars	Shares	Dollars

77,725	$963,580	83,538	$975,036	55,210	$587,614
—	—	1,982,555	23,010,705	—	—
1,866	23,341	50,396	581,838	9,788	101,796
—	—	—	—	—	2
(407,380)	(5,091,333)	(355,247)	(4,130,048)	(344,708)	(3,716,622)
(327,789)	(4,104,412)	1,761,242	20,437,531	(279,710)	(3,027,210)

80,808	968,363	25,816	286,872	66,499	633,936
—	—	86,836	971,379	—	—
—	—	29,133	323,605	3,080	30,774
(213,262)	(2,556,154)	(236,712)	(2,642,774)	(920,431)	(9,388,471)
(132,454)	(1,587,791)	(94,927)	(1,060,918)	(850,852)	(8,723,761)

263,339	3,345,580	92,145	1,085,271	9,691	107,236
—	—	2,547,823	29,855,473	68,967	732,300
4,257	53,766	40,877	478,642	—	—
(622,929)	(7,852,615)	(407,565)	(4,791,580)	(1,606)	(17,612)
(355,333)	(4,453,269)	2,273,280	26,627,806	77,052	821,924

—	—	—	—	7,102	75,977
—	—	—	—	1,071	11,260
—	—	—	—	(246,979)	(2,681,751)
—	—	—	—	(68,967)	(732,300)
—	—	—	—	(307,773)	(3,326,814)

329	3,690	1,400	15,008	623	6,895
4	43	85	901	100	983
(1,454)	(16,446)	(32)	(352)	(67,704)	(720,018)
(1,121)	(12,713)	1,453	15,557	(66,981)	(712,140)
(816,697)	$(10,158,185)	3,941,048	$46,019,976	(1,428,264)	$(14,968,001)

25

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Moderate Growth
	Allocation Fund
	For the Six Months
	Ended		For the Five Months		For the Year
	June 30, 2013		Ended		Ended
	(Unaudited)		December 31, 2012(B)		July 31, 2012
	Shares	Dollars	Shares	Dollars	Shares	Dollars
Class A
Proceeds from Shares sold	127,788	$1,518,828	129,646	$1,475,971	97,822	$1,064,952
Proceeds from Shares issued in connection with merger(A)	—	—	5,396,673	61,461,849	—	—
Reinvestment of distributions	20,049	238,251	187,033	2,104,863	19,053	196,629
Redemption fees	—	—	—	—	—	2
Cost of Shares redeemed	(838,121)	(9,975,028)	(771,111)	(8,774,777)	(448,546)	(4,814,500)
Change in Net Assets from Class A Share Transactions	(690,284)	(8,217,949)	4,942,241	56,267,906	(331,671)	(3,552,917)
Class C
Proceeds from Shares sold	52,583	614,473	106,912	1,194,059	133,586	1,407,737
Proceeds from Shares issued in connection with merger(A)	—	—	221,281	2,482,569	—	—
Reinvestment of distributions	3,883	45,392	88,949	985,199	18,947	192,127
Redemption fees	—	—	—	—	—	1
Cost of Shares redeemed	(306,646)	(3,590,845)	(381,823)	(4,268,695)	(1,411,866)	(14,742,597)
Change in Net Assets from Class C Share Transactions	(250,180)	(2,930,980)	35,319	393,132	(1,259,333)	(13,142,732)
Class Y
Proceeds from Shares sold	316,497	3,805,501	214,196	2,459,768	14,400	155,956
Proceeds from Shares issued in connection with merger(A)	—	—	4,909,444	56,310,746	59,133	690,081
Reinvestment of distributions	15,167	181,470	146,774	1,665,234	—	—
Cost of Shares redeemed	(1,061,800)	(12,579,529)	(1,507,596)	(17,189,693)	(5,646)	(61,748)
Change in Net Assets from Class Y Share Transactions	(730,136)	(8,592,558)	3,762,818	43,246,055	67,887	784,289
Class Z
Proceeds from Shares sold	—	—	—	—	5,102	56,108
Reinvestment of distributions	—	—	—	—	1,101	11,461
Cost of Shares redeemed	—	—	—	—	(61,849)	(691,938)
Cost of Shares redeemed in connection with merger(A)	—	—	—	—	(59,133)	(690,081)
Change in Net Assets from Class Z Share Transactions	—	—	—	—	(114,779)	(1,314,450)
Institutional Class
Proceeds from Shares sold	—	—	—	—	9	100
Reinvestment of distributions	4	47	34	385	12	127
Cost of Shares redeemed	—	—	—	—	—	(5)
Change in Net Assets from Institutional Class Share Transactions	4	47	34	385	21	222

Net Increase (Decrease) from Share Transactions	(1,670,596)	$(19,741,440)	8,740,412	$99,907,478	(1,637,875)	$(17,225,588)

(A)See Note 8 in the Notes to Financial Statements.

(B)The Fund changed its fiscal year from July 31 to December 31. See Note 8 in the Notes to Financial Statements.

See accompanying Notes to Financial Statements.

26

Statement of Cash Flows

For the Six Months Ended June 30, 2013 (Unaudited)

Touchstone
Dynamic
Equity
Fund
For the
Six Months
Ended
June 30, 2013
Cash Flows Provided by Operating Activities

Change in net assets resulting from operations	$6,406,971

Adjustments to reconcile net increase (decrease) in net assets derived from operations to net cash (used in) provided by operating activities:
Purchases of investments	(79,882,640)
Proceeds from disposition of investments	94,829,812
Net purchases from purchased options	(601,980)
Premiums on call and put options written	9,399,217
Costs to cover written options	(13,224,414)
Proceeds from securities sold short	19,331,256
Covers of securities sold short	(21,662,164)
Net sales of short term securities	684,493
Decrease in deposits with Prime Broker	33,626
(Increase) decrease in dividends and interest receivable	(14,338)
Increase (decrease) in dividends for securities sold short payable	162
Increase (decrease) in payable to Trustees	606
Increase (decrease) in payable to Investment Advisor	17,561
Increase (decrease) in payable to other affiliates	(9,451)
Increase (decrease) in other accrued expenses and liabilities	(2,656)
(Increase) decrease in other assets	(13,251)
Net realized (gain) from investments and warrants	(10,538,844)
Net realized (gain) loss from written options	2,513,889
Net realized loss from securities sold short	2,891,807
Net change in unrealized (appreciation) depreciation on investments and warrants	416,297
Net change in unrealized (appreciation) depreciation on written options	(59,616)
Net change in unrealized (appreciation) depreciation on securities sold short	(1,420,963)
Net cash provided by operating activities	9,095,380

Cash Flows from Financing Activities
Proceeds from shares sold	11,648,574
Payment of shares redeemed	(20,743,954)
Net cash used in financing activities	(9,095,380)
Net change in cash	—

Cash - beginning of the period	—
Cash - end of period	$—

See accompanying Notes to Financial Statements.

27

Financial Highlights

Touchstone Dynamic Equity Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.05	$11.20	$10.26	$9.02	$8.68	$11.88	$14.51
Income (loss) from investment operations:
Net investment income (loss)	0.04	0.04	(B)	(0.07	)(B)	0.06	(B)	0.05	(B)	0.02	(B)	0.05	(B)
Net realized and unrealized gains (losses) on investments	1.11	(0.19)	1.09	1.18	0.29	(3.22)	(1.80)
Total from investment operations	1.15	(0.15)	1.02	1.24	0.34	(3.20)	(1.75)
Distributions from:
Net investment income	—	—	(0.08)	—	—	—	(0.18)
Realized capital gains	—	—	—	—	—	—	(0.70)
Total distributions	—	—	(0.08)	—	—	—	(0.88)
Net asset value at end of period	$12.20	$11.05	$11.20	$10.26	$9.02	$8.68	$11.88
Total return(C)	10.41	%(D)	(1.34	%)(D)	10.00%	13.75%	3.92%	(26.94%)	(12.60%)
Ratios and supplemental data:
Net assets at end of period (000's)	$15,533	$16,156	$17,919	$23,505	$38,274	$83,169	$285,305
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	1.88	%(F)	2.46	%(F)	2.80%	1.82%	1.78%	2.07%	1.92%
Gross expenses (including dividend expense on securities sold short)(G)	2.05	%(F)	2.65	%(F)	3.08%	2.16%	2.27%	2.41%	2.13%
Net investment income (loss)	0.61	%(F)	0.88	%(F)	(0.63%)	0.66%	0.52%	0.24%	0.40%
Portfolio turnover rate	103	%(D)	105	%(D)	234%	231%	168%	195%	172%

(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 1.55%, 1.55%, 1.55%, 1.66%, 1.65%, 1.71% and 1.53% for the periods ended June 30, 2013 and December 31, 2012 and years ended July 2012, 2011, 2010, 2009 and 2008, respectively.

(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 1.72%, 1.74%, 1.82%, 2.00%, 2.14%, 2.05% and 1.74% for the periods ended June 30, 2013 and December 31, 2012 and years ended July 2012, 2011, 2010, 2009 and 2008, respectively.

See accompanying Notes to Financial Statements.

28

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

	Six
	Months		Five
	Ended		Months
	June 30,		Ended
	2013		December 31,		Year Ended July 31,
	(Unaudited)		2012(A)		2012		2011		2010		2009		2008
Net asset value at beginning of period	$10.46		$10.63		$9.79		$8.67		$8.40		$11.59		$14.32
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.01	(B)	(0.14	)(B)	(0.01	)(B)	(0.02	)(B)	(0.05	)(B)	(0.04	)(B)
Net realized and unrealized gains (losses) on investments	1.05		(0.18)		1.03		1.13		0.29		(3.14)		(1.77)
Total from investment operations	1.04		(0.17)		0.89		1.12		0.27		(3.19)		(1.81)
Distributions from:
Net investment income	—		—		(0.05)		—		—		—		(0.22)
Realized capital gains	—		—		—		—		—		—		(0.70)
Total distributions	—		—		(0.05)		—		—		—		(0.92)
Net asset value at end of period	$11.50		$10.46		$10.63		$9.79		$8.67		$8.40		$11.59
Total return(C)	9.94	%(D)	(1.60	%)(D)	9.09%		12.92%		3.21%		(27.52%)		(13.23%)
Ratios and supplemental data:
Net assets at end of period (000's)	$10,196		$10,420		$11,684		$14,243		$20,558		$51,879		$158,508
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(E)	2.63	%(F)	3.21	%(F)	3.55%		2.57%		2.53%		2.82%		2.65%
Gross expenses (including dividend expense on securities sold short)(G)	2.81	%(F)	3.48	%(F)	3.75%		2.78%		2.91%		2.97%		2.85%
Net investment income (loss)	(0.14	%)(F)	0.13	%(F)	(1.38%)		(0.10%)		(0.23%)		(0.52%)		(0.34%)
Portfolio turnover rate	103	%(D)	105	%(D)	234%		231%		168%		195%		172%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 2.30%, 2.30%, 2.30%, 2.41%, 2.40%, 2.46% and 2.26% for the periods ended June 30, 2013 and December 31, 2012 and years ended July 2012, 2011, 2010, 2009 and 2008, respectively.

(F)	Annualized.

(G)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 2.48%, 2.57%, 2.50%, 2.62%, 2.78%, 2.61% and 2.46% for the periods ended June 30, 2013 and December 31, 2012 and years ended July 2012, 2011, 2010, 2009 and 2008, respectively.

See accompanying Notes to Financial Statements.

29

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.22	$11.35	$10.40	$9.11	$8.75	$11.94	$14.54
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.05	(B)	(0.04	)(B)	0.08	(B)	0.07	(B)	0.04	(B)	0.09	(B)
Net realized and unrealized gains (losses) on investments	1.12	(0.18)	1.09	1.21	0.29	(3.23)	(1.82)
Total from investment operations	1.17	(0.13)	1.05	1.29	0.36	(3.19)	(1.73)
Distributions from:
Net investment income	—	—	(0.10)	—	—	—	(0.17)
Realized capital gains	—	—	—	—	—	—	(0.70)
Total distributions	—	—	(0.10)	—	—	—	(0.87)
Net asset value at end of period	$12.39	$11.22	$11.35	$10.40	$9.11	$8.75	$11.94
Total return	10.43	%(C)	(1.15	%)(C)	10.14%	14.16%	4.11%	(26.72%)	(12.46%)
Ratios and supplemental data:
Net assets at end of period (000's)	$21,704	$20,397	$24,054	$30,511	$22,347	$29,734	$58,107
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(D)	1.63	%(E)	2.21	%(E)	2.56%	1.59%	1.52%	1.81%	1.64%
Gross expenses (including dividend expense on securities sold short)(F)	1.67	%(E)	2.31	%(E)	2.60%	1.68%	1.68%	1.97%	1.86%
Net investment income (loss)	0.86	%(E)	1.13	%(E)	(0.38%)	0.77%	0.81%	0.45%	0.68%
Portfolio turnover rate	103	%(C)	105	%(C)	234%	231%	168%	195%	172%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Not annualized.

(D)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 1.30%, 1.30%, 1.30%, 1.42%, 1.40%, 1.46% and 1.25% for the periods ended June 30, 2013 and December 31, 2012 and years ended July 2012, 2011, 2010, 2009 and 2008, respectively.

(E)	Annualized.

(F)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 1.34%, 1.40%, 1.35%, 1.51%, 1.56%, 1.62% and 1.47% for the periods ended June 30, 2013 and December 31, 2012 and years ended July 2012, 2011, 2010, 2009 and 2008, respectively.

See accompanying Notes to Financial Statements.

30

Financial Highlights (Continued)

Touchstone Dynamic Equity Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.23	$11.36	$10.40	$9.12	$8.76	$11.96	$14.54
Income (loss) from investment operations:
Net investment income (loss)	0.06	0.06	(B)	(0.04	)(B)	0.09	(B)	0.11	(B)	0.05	(B)	0.09	(B)
Net realized and unrealized gains (losses) on investments	1.12	(0.19)	1.10	1.19	0.25	(3.25)	(1.81)
Total from investment operations	1.18	(0.13)	1.06	1.28	0.36	(3.20)	(1.72)
Distributions from:
Net investment income	—	—	(0.10)	—	—	—	(0.16)
Realized capital gains	—	—	—	—	—	—	(0.70)
Total distributions	—	—	(0.10)	—	—	—	(0.86)
Net asset value at end of period	$12.41	$11.23	$11.36	$10.40	$9.12	$8.76	$11.96
Total return	10.51	%(C)	(1.15	%)(C)	10.27%	14.04%	4.11%	(26.76%)	(12.33%)
Ratios and supplemental data:
Net assets at end of period (000's)	$16,745	$20,085	$6,168	$2	$2	$12,547	$29,025
Ratio to average net assets:
Net expenses (including dividend expense on securities sold short)(D)	1.58	%(E)	2.16	%(E)	2.50%	1.52%	1.41%	1.77%	1.63%
Gross expenses (including dividend expense on securities sold short)(F)	1.58	%(E)	2.18	%(E)	2.95%	816.82%	2.84%	1.87%	1.89%
Net investment income (loss)	0.91	%(E)	1.18	%(E)	(0.33%)	0.92%	1.31%	0.55%	0.70%
Portfolio turnover rate	103	%(C)	105	%(C)	234%	231%	168%	195%	172%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Not annualized.

(D)	The ratio of net expenses to average net assets excluding dividend expense on securities sold short is 1.25%, 1.25%, 1.25%, 1.35%, 1.36%, 1.41% and 1.21% for the periods ended June 30, 2013 and December 31, 2012 and years ended July 2012, 2011, 2010, 2009 and 2008, respectively.

(E)	Annualized.

(F)	The ratio of gross expenses to average net assets excluding dividend expense on securities sold short is 1.25%, 1.27%, 1.70%, 816.65%, 2.79%, 1.51% and 1.47% for the periods ended June 30, 2013 and December 31, 2012 and years ended July 2012, 2011, 2010, 2009 and 2008, respectively.

See accompanying Notes to Financial Statements.

31

Financial Highlights (Continued)

Touchstone Balanced Allocation Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.13	$11.18	$11.03	$9.99	$9.28	$11.27	$12.68
Income (loss) from investment operations:
Net investment income	0.06	0.13	(B)	0.17	(B)	0.18	(B)	0.22	(B)	0.29	(B)	0.21	(B)
Net realized and unrealized gains (losses) on investments	0.40	0.35	0.14	1.13	0.80	(1.46)	(0.74	)(C)
Total from investment operations	0.46	0.48	0.31	1.31	1.02	(1.17)	(0.53)
Distributions from:
Net investment income	(0.06)	(0.24)	(0.16)	(0.27)	(0.31)	(0.36)	(0.26)
Realized capital gains	—	(0.29)	—	—	—	(0.46)	(0.62)
Total distributions	(0.06)	(0.53)	(0.16)	(0.27)	(0.31)	(0.82)	(0.88)
Net asset value at end of period	$11.53	$11.13	$11.18	$11.03	$9.99	$9.28	$11.27
Total return(D)	4.17	%(E)	4.37	%(E)	2.89%	13.21%	10.99%	(9.30%)	(4.59	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$47,071	$49,118	$9,839	$12,650	$21,312	$25,356	$44,959
Ratio to average net assets:
Net expenses(F)	0.33	%(G)	0.41	%(G)	0.64%	0.64%	0.64%	0.65%	0.94%
Gross expenses(F)	0.88	%(G)	0.83	%(G)	0.97%	0.94%	0.93%	0.79%	1.13%
Net investment income(F)	1.09	%(G)	2.75	%(G)	1.58%	1.71%	2.26%	3.30%	1.71%
Portfolio turnover rate	21	%(E)	74	%(E)(H)	76%	6%	33%	30%	52%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Ratio does not include income and expenses of the underlying funds.

(G)	Annualized.

(H)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

32

Financial Highlights (Continued)

Touchstone Balanced Allocation Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.12	$11.14	$11.01	$9.97	$9.26	$11.17	$12.64
Income (loss) from investment operations:
Net investment income	0.02	0.09	(B)	0.09	(B)	0.10	(B)	0.15	(B)	0.22	(B)	0.11	(B)
Net realized and unrealized gains (losses) on investments	0.40	0.35	0.14	1.13	0.79	(1.44)	(0.73	)(C)
Total from investment operations	0.42	0.44	0.23	1.23	0.94	(1.22)	(0.62)
Distributions from:
Net investment income	(0.02)	(0.17)	(0.10)	(0.19)	(0.23)	(0.23)	(0.23)
Realized capital gains	—	(0.29)	—	—	—	(0.46)	(0.62)
Total distributions	(0.02)	(0.46)	(0.10)	(0.19)	(0.23)	(0.69)	(0.85)
Net asset value at end of period	$11.52	$11.12	$11.14	$11.01	$9.97	$9.26	$11.17
Total return(D)	3.79	%(E)	4.03	%(E)	2.13%	12.41%	10.19%	(10.00%)	(5.34	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$36,857	$38,226	$38,388	$50,108	$59,480	$77,330	$120,085
Ratio to average net assets:
Net expenses(F)	1.08	%(G)	1.16	%(G)	1.39%	1.39%	1.39%	1.40%	1.67.	%
Gross expenses(F)	1.58	%(G)	1.60	%(G)	1.59%	1.59%	1.62%	1.51%	1.85%
Net investment income(F)	0.34	%(G)	2.00	%(G)	0.84%	0.98%	1.51%	2.46%	0.92%
Portfolio turnover rate	21	%(E)	74	%(E)(H)	76%	6%	33%	30%	52%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Ratio does not include income and expenses of the underlying funds.

(G)	Annualized.

(H)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

33

Financial Highlights (Continued)

Touchstone Balanced Allocation Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.15	$11.21	$11.05	$10.01	$9.30	$11.31	$12.70
Income (loss) from investment operations:
Net investment income	0.08	0.14	(B)	0.20	(B)	0.23	(B)	0.24	(B)	0.31	(B)	0.23	(B)
Net realized and unrealized gains (losses) on investments	0.40	0.35	0.14	1.11	0.80	(1.46)	(0.74	)(C)
Total from investment operations	0.48	0.49	0.34	1.34	1.04	(1.15)	(0.51)
Distributions from:
Net investment income	(0.08)	(0.26)	(0.18)	(0.30)	(0.33)	(0.40)	(0.26)
Realized capital gains	—	(0.29)	—	—	—	(0.46)	(0.62)
Total distributions	(0.08)	(0.55)	(0.18)	(0.30)	(0.33)	(0.86)	(0.88)
Net asset value at end of period	$11.55	$11.15	$11.21	$11.05	$10.01	$9.30	$11.31
Total return	4.30	%(D)	4.45	%(D)	3.18%	13.49%	11.25%	(9.00%)	(4.40	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$42,545	$47,092	$1,287	$1,866	$929	$672	$732
Ratio to average net assets:
Net expenses(E)	0.08	%(F)	0.16	%(F)	0.39%	0.39%	0.39%	0.40%	0.65%
Gross expenses(E)	0.57	%(F)	0.52	%(F)	1.40%	1.41%	2.28%	1.41%	5.13%
Net investment income(E)	1.34	%(F)	3.00	%(F)	1.84%	2.11%	2.46%	3.53%	1.91%
Portfolio turnover rate	21	%(D)	74	%(D)(G)	76%	6%	33%	30%	52%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(D)	Not annualized.

(E)	Ratio does not include income and expenses of the underlying funds.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

34

Financial Highlights (Continued)

Touchstone Balanced Allocation Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.10	$11.16	$11.00	$9.97	$9.26	$11.28	12.71
Income (loss) from investment operations:
Net investment income	0.08	0.14	(B)	0.20	(B)	0.21	(B)	0.35	(B)	0.30	(B)	0.27	(B)
Net realized and unrealized gains (losses) on investments	0.40	0.35	0.14	1.12	0.69	(1.46)	(0.78	)(C)
Total from investment operations	0.48	0.49	0.34	1.33	1.04	(1.16)	(0.51)
Distributions from:
Net investment income	(0.08)	(0.26)	(0.18)	(0.30)	(0.33)	(0.40)	(0.30)
Realized capital gains	—	(0.29)	—	—	—	(0.46)	(0.62)
Total distributions	(0.08)	(0.55)	(0.18)	(0.30)	(0.33)	(0.86)	(0.92)
Net asset value at end of period	$11.50	$11.10	$11.16	$11.00	$9.97	$9.26	11.28
Total return	4.32	%(D)	4.47	%(D)	3.19%	13.44%	11.29%	(9.13%)	(4.46	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$32	$31	$30	$31	$27	$2,011	$6,196
Ratio to average net assets:
Net expenses(E)	0.08	%(F)	0.16	%(F)	0.39%	0.39%	0.39%	0.40%	0.85%
Gross expenses(E)	85.94	%(F)	56.07	%(F)	28.86%	46.94%	2.29%	0.58%	1.41%
Net investment income(E)	1.34	%(F)	3.00	%(F)	1.85%	1.97%	3.55%	3.35%	2.24%
Portfolio turnover rate	21	%(D)	74	%(D)(G)	76%	6%	33%	30%	52%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(D)	Not annualized.

(E)	Ratio does not include income and expenses of the underlying funds.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

35

Financial Highlights (Continued)

Touchstone Conservative Allocation Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.50	$10.98	$10.87	$10.38	$9.84	$10.76	$11.30
Income (loss) from investment operations:
Net investment income	0.09	0.10	(B)	0.21	(B)	0.26	(B)	0.34	(B)	0.48	(B)	0.29	(B)
Net realized and unrealized gains (losses) on investments	0.09	0.17	0.13	0.64	0.66	(0.61)	(0.25)
Total from investment operations	0.18	0.27	0.34	0.90	1.00	(0.13)	0.04
Distributions from:
Net investment income	(0.09)	(0.28)	(0.23)	(0.41)	(0.46)	(0.57)	(0.31)
Realized capital gains	—	(0.47)	—	—	—	(0.22)	(0.27)
Total distributions	(0.09)	(0.75)	(0.23)	(0.41)	(0.46)	(0.79)	(0.58)
Net asset value at end of period	$10.59	$10.50	$10.98	$10.87	$10.38	$9.84	$10.76
Total return(C)	1.68	%(D)	2.47	%(D)	3.23%	8.81%	10.27%	(0.49%)	0.24%
Ratios and supplemental data:
Net assets at end of period (000's)	$24,442	$32,965	$8,466	$11,138	$12,141	$13,632	$15,858
Ratio to average net assets:
Net expenses(E)	0.33	%(F)	0.40	%(F)	0.61%	0.61%	0.61%	0.65%	0.93%
Gross expenses(E)	0.95	%(F)	0.85	%(F)	1.02%	0.91%	0.94%	0.86%	1.31%
Net investment income(E)	1.56	%(F)	2.28	%(F)	1.95%	2.43%	3.36%	5.09%	2.62%
Portfolio turnover rate	14	%(D)	79	%(D)(G)	89%	13%	33%	40%	49%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	Ratio does not include income and expenses of the underlying funds.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

36

Financial Highlights (Continued)

Touchstone Conservative Allocation Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.45	$10.92	$10.81	$10.33	$9.80	$10.66	$11.25
Income (loss) from investment operations:
Net investment income	0.05	0.07	(B)	0.13	(B)	0.18	(B)	0.27	(B)	0.39	(B)	0.21	(B)
Net realized and unrealized gains (losses) on investments	0.08	0.17	0.13	0.63	0.64	(0.58)	(0.25)
Total from investment operations	0.13	0.24	0.26	0.81	0.91	(0.19)	(0.04)
Distributions from:
Net investment income	(0.05)	(0.24)	(0.15)	(0.33)	(0.38)	(0.45)	(0.28)
Realized capital gains	—	(0.47)	—	—	—	(0.22)	(0.27)
Total distributions	(0.05)	(0.71)	(0.15)	(0.33)	(0.38)	(0.67)	(0.55)
Net asset value at end of period	$10.53	$10.45	$10.92	$10.81	$10.33	$9.80	$10.66
Total return(C)	1.21	%(D)	2.18	%(D)	2.50%	7.93%	9.37%	(1.20%)	(0.47%)
Ratios and supplemental data:
Net assets at end of period (000's)	$17,190	$17,972	$17,104	$20,000	$23,985	$31,465	$34,242
Ratio to average net assets:
Net expenses(E)	1.08	%(F)	1.15	%(F)	1.36%	1.36%	1.36%	1.41%	1.67%
Gross expenses(E)	1.65	%(F)	1.67	%(F)	1.70%	1.61%	1.65%	1.54%	1.95%
Net investment income(E)	0.81	%(F)	1.53	%(F)	1.20%	1.72%	2.61%	4.23%	1.86%
Portfolio turnover rate	14	%(D)	79	%(D)(G)	89%	13%	33%	40%	49%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(D)	Not annualized.

(E)	Ratio does not include income and expenses of the underlying funds.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

37

Financial Highlights (Continued)

Touchstone Conservative Allocation Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.51	$10.99	$10.87	$10.39	$9.85	$10.78	$11.30
Income (loss) from investment operations:
Net investment income	0.10	0.12	(B)	0.24	(B)	0.29	(B)	0.35	(B)	0.44	(B)	0.32	(B)
Net realized and unrealized gains (losses) on investments	0.08	0.16	0.14	0.62	0.67	(0.54)	(0.25)
Total from investment operations	0.18	0.28	0.38	0.91	1.02	(0.10)	0.07
Distributions from:
Net investment income	(0.10)	(0.29)	(0.26)	(0.43)	(0.48)	(0.61)	(0.32)
Realized capital gains	—	(0.47)	—	—	—	(0.22)	(0.27)
Total distributions	(0.10)	(0.76)	(0.26)	(0.43)	(0.48)	(0.83)	(0.59)
Net asset value at end of period	$10.59	$10.51	$10.99	$10.87	$10.39	$9.85	$10.78
Total return	1.71	%(C)	2.60	%(C)	3.60%	8.97%	10.54%	(0.17%)	0.54%
Ratios and supplemental data:
Net assets at end of period (000's)	$27,878	$33,329	$2,156	$1,370	$1,129	$234	$640
Ratio to average net assets:
Net expenses(D)	0.08	%(E)	0.15	%(E)	0.36%	0.36%	0.34%	0.40%	0.67%
Gross expenses(D)	0.61	%(E)	0.57	%(E)	1.38%	1.65%	1.65%	7.77%	4.34%
Net investment income(D)	1.81	%(E)	2.53	%(E)	2.20%	2.72%	3.40%	4.56%	2.86%
Portfolio turnover rate	14	%(C)	79	%(C)(F)	89%	13%	33%	40%	49%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Not annualized.

(D)	Ratio does not include income and expenses of the underlying funds.

(E)	Annualized.

(F)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

38

Financial Highlights (Continued)

Touchstone Conservative Allocation Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.51	$10.99	$10.89	$10.40	$9.86	$10.79	$11.32
Income (loss) from investment operations:
Net investment income	0.11	0.12	(B)	0.24	(B)	0.29	(B)	0.37	(B)	0.47	(B)	0.32	(B)
Net realized and unrealized gains (losses) on investments	0.07	0.16	0.12	0.63	0.65	(0.58)	(0.26)
Total from investment operations	0.18	0.28	0.36	0.92	1.02	(0.11)	0.06
Distributions from:
Net investment income	(0.10)	(0.29)	(0.26)	(0.43)	(0.48)	(0.60)	(0.32)
Realized capital gains	—	(0.47)	—	—	—	(0.22)	(0.27)
Total distributions	(0.10)	(0.76)	(0.26)	(0.43)	(0.48)	(0.82)	(0.59)
Net asset value at end of period	$10.59	$10.51	$10.99	$10.89	$10.40	$9.86	$10.79
Total return	1.71	%(C)	2.50	%(C)	3.52%	9.06%	10.52%	(0.19%)	0.41%
Ratios and supplemental data:
Net assets at end of period (000's)	$635	$1,198	$1,342	$6,459	$6,158	$6,017	$6,816
Ratio to average net assets:
Net expenses(D)	0.08	%(E)	0.15	%(E)	0.36%	0.36%	0.36%	0.40%	0.69%
Gross expenses(D)	3.92	%(E)	1.93	%(E)	0.66%	0.63%	0.56%	1.43%	1.05%
Net investment income(D)	1.81	%(E)	2.53	%(E)	2.20%	2.70%	3.62%	4.85%	2.87%
Portfolio turnover rate	14	%(C)	79	%(C)(F)	89%	13%	33%	40%	49%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Not annualized.

(D)	Ratio does not include income and expenses of the underlying funds.

(E)	Annualized.

(F)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

39

Financial Highlights (Continued)

Touchstone Growth Allocation Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.75	$11.28	$11.40	$9.58	$8.66	$12.33	$14.82
Income (loss) from investment operations:
Net investment income	0.02	0.14	(B)	0.13	(B)	0.08	(B)	0.12	(B)	0.10	(B)	0.07	(B)
Net realized and unrealized gains (losses) on investments	0.75	0.67	(0.14)	1.80	0.99	(3.12)	(1.67	)(C)
Total from investment operations	0.77	0.81	(0.01)	1.88	1.11	(3.02)	(1.60)
Distributions from:
Net investment income	(0.01)	(0.34)	(0.11)	(0.06)	(0.19)	—	(0.20)
Realized capital gains	—	—	—	—	—	(0.65)	(0.69)
Total distributions	(0.01)	(0.34)	(0.11)	(0.06)	(0.19)	(0.65)	(0.89)
Net asset value at end of period	$12.51	$11.75	$11.28	$11.40	$9.58	$8.66	$12.33
Total return(D)	6.56	%(E)	7.29	%(E)	(0.04%)	19.65%	12.78%	(23.55%)	(11.45	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$29,368	$31,432	$10,320	$13,619	$16,721	$20,556	$43,129
Ratio to average net assets:
Net expenses(F)	0.33	%(G)	0.39	%(G)	0.57%	0.57%	0.57%	0.56%	0.91%
Gross expenses(F)	1.10	%(G)	1.04	%(G)	1.21%	1.13%	1.18%	1.03%	1.26%
Net investment income(F)	0.34	%(G)	2.95	%(G)	1.17%	0.77%	1.26%	1.14%	0.48%
Portfolio turnover rate	34	%(E)	65	%(E)(H)	77%	8%	41%	27%	46%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(D)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(E)	Not annualized.

(F)	Ratio does not include income and expenses of the underlying funds.

(G)	Annualized.

(H)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

40

Financial Highlights (Continued)

Touchstone Growth Allocation Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.32	$10.80	$10.90	$9.18	$8.30	$11.95	$14.53
Income (loss) from investment operations:
Net investment income (loss)	(0.03)	0.10	(B)	0.04	(B)	—	(B)(C)	0.04	(B)	0.03	(B)	(0.04	)(B)
Net realized and unrealized gains (losses) on investments	0.73	0.63	(0.12)	1.72	0.96	(3.03)	(1.61	)(D)
Total from investment operations	0.70	0.73	(0.08)	1.72	1.00	(3.00)	(1.65)
Distributions from:
Net investment income	—	(0.21)	(0.02)	—	(0.12)	—	(0.24)
Realized capital gains	—	—	—	—	—	(0.65)	(0.69)
Total distributions	—	(0.21)	(0.02)	—	(0.12)	(0.65)	(0.93)
Net asset value at end of period	$12.02	$11.32	$10.80	$10.90	$9.18	$8.30	$11.95
Total return(E)	6.18	%(F)	6.82	%(F)	(0.75%)	18.74%	12.03%	(24.16%)	(12.08	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$23,958	$24,065	$23,968	$33,477	$36,655	$48,126	$83,127
Ratio to average net assets:
Net expenses(G)	1.08	%(H)	1.14	%(H)	1.32%	1.32%	1.32%	1.31%	1.66%
Gross expenses(G)	1.75	%(H)	1.81	%(H)	1.87%	1.75%	1.84%	1.75%	2.01%
Net investment income (loss)(G)	(0.41	%)(H)	2.20	%(H)	0.42%	0.02%	0.47%	0.42%	(0.29%)
Portfolio turnover rate	34	%(F)	65	%(F)(I)	77%	8%	41%	27%	46%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Less than $0.005 per share.

(D)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(E)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(F)	Not annualized.

(G)	Ratio does not include income and expenses of the underlying funds.

(H)	Annualized.

(I)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

41

Financial Highlights (Continued)

Touchstone Growth Allocation Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.86	$11.43	$11.57	$9.72	$8.77	$12.45	$14.91
Income (loss) from investment operations:
Net investment income	0.04	0.16	(B)	0.15	(B)	0.12	(B)	0.05	(B)	0.12	(B)	0.09	(B)
Net realized and unrealized gains (losses) on investments	0.76	0.67	(0.14)	1.81	1.11	(3.15)	(1.67	)(C)
Total from investment operations	0.80	0.83	0.01	1.93	1.16	(3.03)	(1.58)
Distributions from:
Net investment income	(0.03)	(0.40)	(0.15)	(0.08)	(0.21)	—	(0.19)
Realized capital gains	—	—	—	—	—	(0.65)	(0.69)
Total distributions	(0.03)	(0.40)	(0.15)	(0.08)	(0.21)	(0.65)	(0.88)
Net asset value at end of period	$12.63	$11.86	$11.43	$11.57	$9.72	$8.77	$12.45
Total return	6.73	%(D)	7.35	%(D)	0.22%	19.94%	13.22%	(23.40%)	(11.25	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$25,191	$27,873	$881	$3,561	$2,322	$667	$750
Ratio to average net assets:
Net expenses(E)	0.08	%(F)	0.14	%(F)	0.32%	0.32%	0.32%	0.32%	0.61%
Gross expenses(E)	0.65	%(F)	0.65	%(F)	1.62%	1.13%	1.33%	3.50%	5.47%
Net investment income(E)	0.59	%(F)	3.20	%(F)	1.42%	1.11%	0.56%	1.46%	0.68%
Portfolio turnover rate	34	%(D)	65	%(D)(G)	77%	8%	41%	27%	46%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(D)	Not annualized.

(E)	Ratio does not include income and expenses of the underlying funds.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

42

Financial Highlights (Continued)

Touchstone Growth Allocation Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.82	$10.58	$11.56	$9.71	$8.77	$12.44	$14.91
Income (loss) from investment operations:
Net investment income	0.04	0.14	(B)	0.15	(B)	0.11	(B)	0.32	(B)	0.12	(B)	0.09	(B)
Net realized and unrealized gains (losses) on investments	0.68	0.61	(0.25)	1.83	0.83	(3.14)	(1.68	)(C)
Total from investment operations	0.72	0.75	(0.10)	1.94	1.15	(3.02)	(1.59)
Distributions from:
Net investment income	(0.03)	(0.51)	(0.88)	(0.09)	(0.21)	—	(0.19)
Realized capital gains	—	—	—	—	—	(0.65)	(0.69)
Total distributions	(0.03)	(0.51)	(0.88)	(0.09)	(0.21)	(0.65)	(0.88)
Net asset value at end of period	$11.51	$10.82	$10.58	$11.56	$9.71	$8.77	$12.44
Total return	6.63	%(D)	7.30	%(D)	(0.26%)	20.01%	13.10%	(23.34%)	(11.32	%)(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$18	$29	$13	$788	$674	$17,845	$24,509
Ratio to average net assets:
Net expenses(E)	0.08	%(F)	0.14	%(F)	0.32%	0.32%	0.32%	0.31%	0.64%
Gross expenses(E)	129.61	%(F)	94.73	%(F)	7.68%	2.29%	0.67%	0.50%	0.84%
Net investment income(E)	0.59	%(F)	3.20	%(F)	1.42%	0.96%	3.37%	1.39%	0.67%
Portfolio turnover rate	34	%(D)	65	%(D)(G)	77%	8%	41%	27%	46%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(D)	Not annualized.

(E)	Ratio does not include income and expenses of the underlying funds.

(F)	Annualized.

(G)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

43

Financial Highlights (Continued)

Touchstone Moderate Growth Allocation Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.30	$11.13	$11.11	$9.66	$8.87	$11.91	$13.76
Income (loss) from investment operations:
Net investment income	0.06	0.14	(B)	0.15	(B)	0.12	(B)	0.15	(B)	0.17	(B)	0.10	(B)
Net realized and unrealized gains (losses) on investments	0.56	0.51	0.02	(C)	1.47	0.87	(2.37)	(1.11	)(D)
Total from investment operations	0.62	0.65	0.17	1.59	1.02	(2.20)	(1.01)
Distributions from:
Net investment income	(0.05)	(0.30)	(0.15)	(0.14)	(0.23)	(0.16)	(0.15)
Realized capital gains	—	(0.18)	—	—	—	(0.68)	(0.69)
Total distributions	(0.05)	(0.48)	(0.15)	(0.14)	(0.23)	(0.84)	(0.84)
Net asset value at end of period	$11.87	$11.30	$11.13	$11.11	$9.66	$8.87	$11.91
Total return(E)	5.46	%(F)	5.96	%(F)	1.65%	16.56%	11.52	%(D)	(17.27%)	(7.86	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$66,682	$71,235	$15,181	$18,848	$22,740	$25,782	$52,854
Ratio to average net assets:
Net expenses(G)	0.33	%(H)	0.39	%(H)	0.57%	0.57%	0.57%	0.57%	0.89%
Gross expenses(G)	0.99	%(H)	0.90	%(H)	1.03%	1.01%	1.08%	0.99%	1.26%
Net investment income(G)	0.84	%(H)	2.90	%(H)	1.38%	1.17%	1.53%	2.00%	0.74%
Portfolio turnover rate	25	%(F)	73	%(F)(I)	77%	9%	38%	32%	43%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

(D)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(E)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(F)	Not annualized.

(G)	Ratio does not include income and expenses of the underlying funds.

(H)	Annualized.

(I)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

44

Financial Highlights (Continued)

Touchstone Moderate Growth Allocation Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.13	$10.89	$10.86	$9.44	$8.67	$11.63	$13.59
Income (loss) from investment operations:
Net investment income (loss)	0.01	0.10	(B)	0.07	(B)	0.05	(B)	0.07	(B)	0.11	(B)	(—	)(B)(C)
Net realized and unrealized gains (losses) on investments	0.57	0.50	0.02	(D)	1.43	0.86	(2.31)	(1.08	)(E)
Total from investment operations	0.58	0.60	0.09	1.48	0.93	(2.20)	(1.08)
Distributions from:
Net investment income	(0.02)	(0.18)	(0.06)	(0.06)	(0.16)	(0.08)	(0.19)
Realized capital gains	—	(0.18)	—	—	—	(0.68)	(0.69)
Total distributions	(0.02)	(0.36)	(0.06)	(0.06)	(0.16)	(0.76)	(0.88)
Net asset value at end of period	$11.69	$11.13	$10.89	$10.86	$9.44	$8.67	$11.63
Total return(F)	5.18	%(G)	5.52	%(G)	0.89%	15.70%	10.71%	(17.90%)	(8.55	%)(E)
Ratios and supplemental data:
Net assets at end of period (000's)	$48,504	$48,985	$47,508	$61,074	$70,934	$92,373	$154,281
Ratio to average net assets:
Net expenses(H)	1.08	%(I)	1.14	%(I)	1.32%	1.32%	1.32%	1.32%	1.63%
Gross expenses(H)	1.63	%(I)	1.68	%(I)	1.74%	1.69%	1.74%	1.69%	1.88%
Net investment income (loss)(H)	0.09	%(I)	2.15	%(I)	0.63%	0.46%	0.78%	1.33%	(0.02%)
Portfolio turnover rate	25	%(G)	73	%(G)(J)	77%	9%	38%	32%	43%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Less than $0.005 per share.

(D)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

(E)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(F)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(G)	Not annualized.

(H)	Ratio does not include income and expenses of the underlying funds.

(I)	Annualized.

(J)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

45

Financial Highlights (Continued)

Touchstone Moderate Growth Allocation Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.38	$11.24	$11.23	$9.75	$8.95	$12.02	$13.84
Income (loss) from investment operations:
Net investment income	0.07	0.15	(B)	0.18	(B)	0.18	(B)	0.17	(B)	0.20	(B)	0.13	(B)
Net realized and unrealized gains (losses) on investments	0.57	0.52	0.01	(C)	1.46	0.88	(2.40)	(1.11	)(D)
Total from investment operations	0.64	0.67	0.19	1.64	1.05	(2.20)	(0.98)
Distributions from:
Net investment income	(0.06)	(0.35)	(0.18)	(0.16)	(0.25)	(0.19)	(0.15)
Realized capital gains	—	(0.18)	—	—	—	(0.68)	(0.69)
Total distributions	(0.06)	(0.53)	(0.18)	(0.16)	(0.25)	(0.87)	(0.84)
Net asset value at end of period	$11.96	$11.38	$11.24	$11.23	$9.75	$8.95	$12.02
Total return	5.64	%(E)	6.04	%(E)	1.84%	16.93%	11.77	%(D)	(17.07%)	(7.64	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$37,082	$43,585	$763	$1,289	$635	$508	$600
Ratio to average net assets:
Net expenses(F)	0.08	%(G)	0.14	%(G)	0.32%	0.32%	0.32%	0.32%	0.61%
Gross expenses(F)	0.57	%(G)	0.54	%(G)	1.89%	1.65%	2.59%	2.64%	4.40%
Net investment income(F)	1.09	%(G)	3.15	%(G)	1.63%	1.63%	1.72%	2.34%	0.97%
Portfolio turnover rate	25	%(E)	73	%(E)(H)	77%	9%	38%	32%	43%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

(D)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(E)	Not annualized.

(F)	Ratio does not include income and expenses of the underlying funds.

(G)	Annualized.

(H)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

46

Financial Highlights (Continued)

Touchstone Moderate Growth Allocation Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

Six
Months	Five
Ended	Months
June 30,	Ended
2013	December 31,	Year Ended July 31,
(Unaudited)	2012(A)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$11.33	$11.18	$11.16	$9.75	$8.95	$12.01	$13.82
Income (loss) from investment operations:
Net investment income	0.06	0.15	(B)	0.18	(B)	0.15	(B)	0.28	(B)	0.19	(B)	0.13	(B)
Net realized and unrealized gains (losses) on investments	0.58	0.52	0.02	(C)	1.48	0.78	(2.38)	(1.11	)(D)
Total from investment operations	0.64	0.67	0.20	1.63	1.06	(2.19)	(0.98)
Distributions from:
Net investment income	(0.06)	(0.34)	(0.18)	(0.22)	(0.26)	(0.19)	(0.14)
Realized capital gains	—	(0.18)	—	—	—	(0.68)	(0.69)
Total distributions	(0.06)	(0.52)	(0.18)	(0.22)	(0.26)	(0.87)	(0.83)
Net asset value at end of period	$11.91	$11.33	$11.18	$11.16	$9.75	$8.95	$12.01
Total return	5.66	%(E)	6.11	%(E)	1.92%	16.88%	11.79	%(D)	(16.99%)	(7.59	%)(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$9	$9	$8	$8	$7	$7,948	$8,836
Ratio to average net assets:
Net expenses(F)	0.08	%(G)	0.14	%(G)	0.32%	0.32%	0.32%	0.32%	0.70%
Gross expenses(F)	303.36	%(G)	230.25	%(G)	111.34%	183.59%	0.99%	0.61%	0.99%
Net investment income(F)	1.09	%(G)	3.15	%(G)	1.63%	1.43%	2.99%	2.21%	0.98%
Portfolio turnover rate	25	%(E)	73	%(E)(H)	77%	9%	38%	32%	43%
(A)	The Fund changed its fiscal year end from July 31 to December 31. See Note 8 in Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	The amounts shown for a share outstanding throughout the period does not accord with the change in net realized and unrealized gains (losses) on investments for the period due to the timing of purchases and sales of fund shares in relation to fluctuating market values during the period.

(D)	Impact of payment from affiliate was less than $0.01 per share and 0.01%, respectively.

(E)	Not annualized.

(F)	Ratio does not include income and expenses of the underlying funds.

(G)	Annualized.

(H)	Portfolio turnover excludes the purchases and sales of the Acquired Funds (see Note 8). If these transactions were included, portfolio turnover would have been higher.

See accompanying Notes to Financial Statements.

47

Notes to Financial Statements

June 30, 2013 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Massachusetts business trust pursuant to a Declaration of Trust dated November 18, 1982. The Trust consists of nineteen funds, including the following five funds (individually, a “Fund”, and collectively, the “Funds”):

Touchstone Dynamic Equity Fund (“Dynamic Equity Fund”)

Touchstone Balanced Allocation Fund (“Balanced Allocation Fund”)

Touchstone Conservative Allocation Fund (“Conservative Allocation Fund”)

Touchstone Growth Allocation Fund (“Growth Allocation Fund”)

Touchstone Moderate Growth Allocation Fund (“Moderate Growth Allocation Fund”)

Each Fund is an open-end, diversified, management investment company. Additionally, the Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Growth Allocation Fund (collectively, the “Allocation Funds”) are “Funds of Funds”, which seek to achieve their investment objective by primarily investing in a diversified portfolio of affiliated underlying equity and fixed income funds that are sub-advised by Ibbotson Associates, Inc. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities. Under normal circumstances, the Allocation Funds expect to invest their assets among equity and fixed income funds in the following ranges:

	Equity	Fixed Income
	Allocation Fund	Allocation Fund
Balanced Allocation Fund	50-70%	30-50%
Conservative Allocation Fund	20-40%	60-80%
Growth Allocation Fund	90-100%	0-10%
Moderate Growth Allocation Fund	70-90%	10-30%

The investment goal of each of the underlying funds that the Allocation Funds invest in is as follows:

Fund	Investment Goal
Touchstone Core Bond Fund	Seeks to provide as high level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary objective.
Touchstone Dynamic Equity Fund	Seeks to obtain long-term capital appreciation from hedged equity investments with less risk than a fully invested, unhedged equity portfolio.
Touchstone Emerging Markets Equity Fund	Seeks capital appreciation by primarily investing in equity securities of companies in emerging markets.
Touchstone Flexible Income Fund	Seeks a high level of income consistent with reasonable risk by investing primarily in income producing securities. Capital appreciation is a secondary goal.
Touchstone Focused Fund	Seeks capital appreciation by primarily investing in equity securities.
Touchstone Global Real Estate Fund	Seeks capital appreciation by primarily investing in common stocks and other equity securities of U.S. and foreign real estate companies without regard to market capitalization.
Touchstone Growth Opportunities Fund	Seeks long-term growth of capital by investing primarily in stocks of U.S. companies of any size.
Touchstone High Yield Fund	Seeks to achieve a high level of income by primarily investing in non-investment grade debt securities. Capital appreciation is a secondary consideration.
Touchstone Institutional Money Market Fund	Seeks high current income, consistent with liquidity and stability of principal. It invests in U.S. government securities and high quality money market instruments rated in one of the top two short-term rating categories or determined to be of comparable quality.
Touchstone International Fixed Income Fund	Seeks total return by investing primarily in fixed income securities of issuers located outside the United States.
Touchstone International Small Cap Fund	Seeks capital appreciation by primarily investing in equity securities of non-U.S. small capitalization companies, including companies located in countries with emerging markets.

48

Notes to Financial Statements (Unaudited) (Continued)

Fund	Investment Goal
Touchstone International Value Fund	Seeks long-term capital growth by primarily investing in equity securities of non-U.S. companies.
Touchstone Merger Arbitrage Fund	Seeks to achieve positive absolute returns regardless of market conditions over the long-term. It primarily invests in equity securities of U.S. and foreign issuers.
Touchstone Mid Cap Fund	Seeks long-term capital growth by investing primarily in common stocks of mid-cap U.S. listed companies.
Touchstone Mid Cap Growth Fund	Seeks to increase the value of its shares as a primary goal and to earn income as a secondary goal by primarily investing in common stocks of mid capitalization U.S. companies.
Touchstone Mid Cap Value Fund	Seeks capital appreciation by primarily investing in common stocks of medium capitalization companies.
Touchstone Premium Yield Equity Fund	Seeks long-term growth of capital and high current income by investing primarily in equity securities of any size.
Touchstone Sands Capital Institutional Growth Fund	Seeks long-term capital appreciation by primarily investing in common stocks of U.S. companies believed to have above-average potential for earnings or revenue growth.
Touchstone Small Cap Core Fund	Seeks capital appreciation by primarily investing in common stocks of small capitalization U.S. companies.
Touchstone Small Cap Growth Fund	Seeks long-term capital growth by investing primarily in stocks of small-cap companies.
Touchstone Small Company Value Fund	Seeks long-term capital growth by investing primarily in stocks of small-cap companies.
Touchstone Total Return Bond Fund	Seeks to provide current income, by primarily investing in fixed-income securities. Capital appreciation is a secondary goal.
Touchstone Ultra Short Duration Fixed Income Fund	Seeks maximum total return consistent with the preservation of capital by investing primarily in fixed income securities.
Touchstone Value Fund	Seeks long-term capital growth by primarily investing in equity securities of large- and mid-capitalization companies believed to be undervalued.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

49

Notes to Financial Statements (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of June 30, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments or Tabular Presentation, which also includes a breakdown of the Fund’s investments by sector allocation. There were no Level 3 securities for the Funds during the six months ended June 30, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the six months ended June 30, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are fair valued as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open-end mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation — Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Funds to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the NAV of the Funds. Any debt securities held by the Funds for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation — Securities held by the Funds that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees. The Funds may use fair value pricing under the following circumstances, among others:

• If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular

50

Notes to Financial Statements (Unaudited) (Continued)

portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

The Allocation Funds invest in securities of affiliated mutual funds (the “Underlying Funds”). The value of an investment in the Allocation Funds is based on the performance of the Underlying Funds in which they invest and the allocation of their assets among those funds. Because the Allocation Funds invest in mutual funds, shareholders of the Allocation Funds indirectly bear a proportionate share of the expenses charged by the Underlying Funds in which they invest as well as their share of the Allocation Funds’ fees and expenses. The principal risks of an investment in the Allocation Funds include the principal risks of investing in the Underlying Funds. Investments in the Underlying Funds are valued at the NAV per share of each class of the Underlying Funds and are categorized as Level 1.

Certain Funds invest in securities of other investment companies, including exchange traded funds (“ETFs”), open-end funds, and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Funds’ fees and expenses.

Cash and cash equivalents — The Funds consider liquid assets deposited with a bank, money market funds, and certain short term debt instruments with maturities of 3 months or less to be cash equivalents and are included in the investments on the financial statements. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Securities sold short — The Dynamic Equity Fund periodically engages in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. As of June 30, 2013, the Dynamic Equity Fund held securities sold short with a fair value of $12,391,658 and had securities with a fair value of $74,644,376 held as collateral for both securities sold short and written options. Additionally, as of June 30, 2013, the Dynamic Equity Fund had cash collateral in the amount of $125,527 for both securities sold short and options written.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently

51

Notes to Financial Statements (Unaudited) (Continued)

adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of June 30, 2013, the Dynamic Equity Fund held written options with a fair value of $404,055 and had securities with a fair value of $74,644,376 held as collateral for both securities sold short and options written. Additionally, as of June 30, 2013, the Dynamic Equity Fund also had cash collateral in the amount of $125,527 for both securities sold short and options written.

Derivative instruments and hedging activities — In order to better define its contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreement” or “MNA”) or similar agreement with certain counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivates and foreign exchange contracts, and typically contains, among other things, collateral posting terms and master netting provisions in the event of a default or termination. Under an ISDA Master Agreement, a party may, under certain circumstances, offset with the counterparty certain derivative financial instrument’s payables or receivables with collateral held or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting). These default events include bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset.

When entering into a derivative transaction, a Fund may be required to post and maintain collateral or margin (including both initial and maintenance margin). Collateral and margin requirements differ by type of derivative. Margin requirements are established by the broker or clearing house for exchange traded and centrally cleared derivatives (financial futures contracts, options, and centrally cleared swaps). Brokers can ask for margining in excess of the clearing house’s minimum in certain circumstances. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Portfolio of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

52

Notes to Financial Statements (Unaudited) (Continued)

Certain ISDA Master Agreements allow counterparties to OTC derivatives transactions to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of their ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

As of June 30, 2013, the Dynamic Equity Fund’s derivative assets and liabilities (by type) on a gross basis were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Written Options	$—	$404,055
Total gross amount of assets and liabilities subject to MNA	$—	$404,055

The following table presents the Dynamic Equity Fund’s derivative liabilities net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2013:

		Gross Amounts
		Offset in
	Gross Amount of	Statement of	Non-cash		Net Amount of
	Recognized	Assets and	Collateral	Cash Collateral	Derivative
	Liabilities(A)	Liabilities	Pledged(B)	Pledged(B)	Liabilities(C)
Written Options	$404,055	$—	$(400,092)	$(3,963)	$—
Total	$404,055	$—	$(400,092)	$(3,963)	$—

(A)	Gross and net amounts are equal.

(B)	Pershing is the counterparty.

(C)	Net amount represents the net amount payable due to the counterparty in the event of default.

The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2013:

Fair Value of Derivative Investments
As of June 30, 2013

	Derivatives not accounted for as hedging	Asset	Liability
Fund	instruments under ASC 815	Derivatives*	Derivatives*
Dynamic Equity Fund	Options - Equity Contracts	$—	$404,055

* Statements of Assets and Liabilities Location: Written options, at market value.

53

Notes to Financial Statements (Unaudited) (Continued)

The following table sets forth the operations of the Funds’ derivative financial instruments by primary risk exposure as of June 30, 2013.

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended June 30, 2013

				Change in
				Unrealized
	Derivatives not accounted for as hedging	Realized Loss		Appreciation
Fund	instruments under ASC 815	on Derivatives		on Derivatives*
Dynamic Equity Fund	Purchased Options - Equity Contacts	$(720,908	)*	$—
	Written Options - Equity Contacts	(2,513,889	)**	59,616

*	Statements of Operations Location: Net realized gain on investments from non-affiliated securities.

**	Statements of Operations Location: Net realized loss on written options and net change in unrealized appreciation on written options.

For the six months ended June 30, 2013, the average quarterly balances of outstanding derivative financial instruments were as follows:

Dynamic
Equity
Fund
Equity contracts:
Written Options - Average number of contracts	1,866

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of $1 million or more of Class A shares. The maximum offering price per share of Class C, Class Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of a no-load $1 million subscription may be subject to a contingent deferred sales charge (“CDSC”) of up to 1% if redeemed within a one-year period from the date of purchase. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Dynamic Equity Fund declares and distributes net investment income, if any, annually as a dividend to shareholders. The Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund, and Moderate Growth Allocation Fund each declare and distribute net investment income, if any, quarterly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the Funds’ net investment income that invests in underlying funds is affected by the timing of dividend declarations by investee funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common

54

Notes to Financial Statements (Unaudited) (Continued)

expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds in the Trust, and/or in Touchstone Investment Trust, Touchstone Institutional Funds Trust, Touchstone Variable Series Trust, Touchstone Funds Group Trust, and Touchstone Tax-Free Trust (“Touchstone Fund Complex”), daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Redemption Fees — Prior to April 16, 2012, the Funds imposed a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemptions by exchange) of the Funds within 10 calendar days of their purchase. The Funds charged the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee was imposed to the extent that the number of Fund shares redeemed exceeded the number of the Fund shares that had been held for more than 10 calendar days. In determining how long shares of the Fund had been held, shares held by the shareholder for the longest period of time were sold first. The Funds retained the redemption/exchange fee for the benefit of the remaining shareholders by crediting Paid-in Capital. The redemption fees can be found on the Statements of Changes in Net Assets - Capital Stock Activity. Effective April 16, 2012, the redemption fee plan was terminated.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended June 30, 2013:

	Dynamic	Balanced	Conservative
	Equity	Allocation	Allocation
	Fund	Fund	Fund
Purchases of investment securities	$79,882,640	$28,074,479	$10,682,816
Proceeds from sales and maturities	$94,829,812	$61,011,078	$28,518,398

		Moderate
	Growth	Growth
	Allocation	Allocation
	Fund	Fund
Purchases of investment securities	$27,900,309	$40,867,931
Proceeds from sales and maturities	$38,670,441	$73,215,351

There were no purchases or proceeds from sales and maturities of U.S. Government securities by the Funds for the six months ended June 30, 2013.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”),Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. Such officers receive no compensation from the Trust. The Advisor and the Underwriter are each wholly-owned, indirect subsidiaries of The Western & Southern Financial Group, Inc.

55

Notes to Financial Statements (Unaudited) (Continued)

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an advisory agreement (the “Advisory Agreement”). Under the Advisory Agreement, each Fund pays the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets of each Fund as shown in the table below.

Dynamic Equity Fund	0.85% on the first $300 million of assets
0.80% on the next $200 million of assets
0.75% on the next $250 million of assets
0.70% on the next $250 million of assets
0.65% on the next $500 million of assets
0.60% on the next $500 million of assets
0.55% on such assets in excess of $2 billion
Balanced Allocation Fund	0.20% on the first $1 billion of assets
0.175% on the next $1 billion of assets
0.150% on the next $1 billion of assets
0.125% of such assets in excess of $3 billion
Conservative Allocation Fund	0.20% on the first $1 billion of assets
0.175% on the next $1 billion of assets
0.150% on the next $1 billion of assets
0.125% of such assets in excess of $3 billion
Growth Allocation Fund	0.25% on the first $1 billion of assets
0.225% on the next $1 billion of assets
0.20% on the next $1 billion of assets
0.175% of such assets in excess of $3 billion
Moderate Growth Allocation Fund	0.25% on the first $1 billion of assets
0.225% on the next $1 billion of assets
0.20% on the next $1 billion of assets
0.175% of such assets in excess of $3 billion

The Advisor has entered into investment sub-advisory agreements with the following parties (each, a “Sub-Advisor”):

Analytic Investors, LLC	Ibbotson Associates, Inc
Dynamic Equity Fund	Balanced Allocation Fund
Conservative Allocation Fund
Growth Allocation Fund
Moderate Growth Allocation Fund

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an Expense Limitation Agreement (the “Expense Limitation Agreement”), to contractually limit operating expenses of the Funds excluding: dividend expenses on short sales; interest; taxes; brokerage commissions; other expenditures which are capitalized in accordance with GAAP; the cost of “Acquired Fund Fees and Expenses”, if any; and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class-level

56

Notes to Financial Statements (Unaudited) (Continued)

expenses, advisory fees, administration fees and to reimburse expenses in order to maintain the following expense limitations for the Funds:

							Institutional
Fund	Class A		Class C		Class Y		Class
Dynamic Equity Fund	1.55	%**	2.30	%**	1.30	%**	1.25	%**
Balanced Allocation Fund	0.33	%*	1.08	%*	0.08	%*	0.08	%*
Balanced Allocation Fund	0.41	%**	1.16	%**	0.16	%**	0.16	%**
Conservative Allocation Fund	0.33	%*	1.08	%*	0.08	%*	0.08	%*
Conservative Allocation Fund	0.41	%**	1.16	%**	0.16	%**	0.16	%**
Growth Allocation Fund	0.33	%*	1.08	%*	0.08	%*	0.08	%*
Growth Allocation Fund	0.41	%**	1.16	%**	0.16	%**	0.16	%**
Moderate Growth Allocation Fund	0.33	%*	1.08	%*	0.08	%*	0.08	%*
Moderate Growth Allocation Fund	0.41	%**	1.16	%**	0.16	%**	0.16	%**

*	These expense limitations will remain in effect until at least September 10, 2013.

**	These expense limitations will remain in effect until at least April 29, 2014.

Where multiple caps are in effect, the lower of the two amounts will apply.

During the six months ended June 30, 2013, the Advisor or affiliates waived investment advisory fees and administration fees or reimbursed expenses, including 12b-1 fees, of the Funds as follows:

			Other
	Investment		Operating
	Advisory	Administration	Expenses
	Fees Waived	Fees Waived	Reimbursed
Dynamic Equity Fund	$—	$—	$26,349
Balanced Allocation Fund	112,653	111,743	125,158
Conservative Allocation Fund	71,181	64,637	94,053
Growth Allocation Fund	99,960	70,167	121,951
Moderate Growth Allocation Fund	178,567	135,425	162,034

Under the terms of the Expense Limitation Agreement the Advisor is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for the Funds. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount.

As of June 30, 2013, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

	Expiration	Expiration	Expiration
	July 31,	December	June
Fund	2015	31, 2015	30, 2016
Dynamic Equity Fund	$-	$10,969	$3,757
Balanced Allocation Fund	18,241	172,469	270,433
Conservative Allocation Fund	24,108	115,995	176,366
Growth Allocation Fund	32,481	138,241	221,842
Moderate Growth Allocation Fund	31,679	231,358	350,327

The Advisor did not recoup any amounts it previously waived or reimbursed during the six months ended June 30, 2013.

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission

57

Notes to Financial Statements (Unaudited) (Continued)

(“SEC”) and state securities authorities, as well as materials for meetings of the Board of Trustees; calculating the daily NAV per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund,Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust); 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the funds of the Touchstone Fund Complex (excluding Touchstone Institutional Money Market Fund, Touchstone Institutional Funds Trust, and Touchstone Variable Series Trust) on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to the Trust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses incurred by BNY Mellon, including, but not limited to, postage and supplies.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

The Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, each Fund pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund offering Class C shares pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

UNDERWRITING AGREEMENT

The Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and the Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of Class A shares of the Funds listed below during the six months ended June 30, 2013:

Fund	Amount
Dynamic Equity Fund	$15,581
Balanced Allocation Fund	50,862
Conservative Allocation Fund	13,909
Growth Allocation Fund	13,505
Moderate Growth Allocation Fund	40,202

58

Notes to Financial Statements (Unaudited) (Continued)

In addition, the Underwriter collected CDSCs on the redemption of Class C shares of the Funds listed below during the six months ended June 30, 2013:

Fund	Amount
Dynamic Equity Fund	$120
Balanced Allocation Fund	153
Conservative Allocation Fund	16
Growth Allocation Fund	138
Moderate Growth Allocation Fund	690

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of the Dynamic Equity Fund’s investment in the Touchstone Institutional Money Market Fund for the six months ended June 30, 2013, is as follows:

	Share Activity
						Market
	Balance			Balance		Value
Fund	12/31/12	Purchases	Sales	06/30/13	Dividends	06/30/13
Dynamic Equity Fund	2,985,549	18,064,713	(18,749,206)	2,301,056	$519	$2,301,056

A summary of each Allocation Fund’s transactions in affiliated underlying funds during the six months ended June 30, 2013 is as follows:

Balanced Allocation Fund
	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/13	Income	Gain/Loss
Touchstone Core Bond Fund	$186,330	$2,376,139	$3,816,791	$81,947	$(13,380)
Touchstone Total Return Bond Fund	570,894	3,273,499	13,032,222	205,112	3,773
Touchstone Ultra Short Duration Fixed Income Fund ^	13,889,493	15,898,250	12,861,959	128,222	(8,242)
Touchstone International Small Cap Fund	59,385	1,295,845	3,803,348	—	78,121
Touchstone International Value Fund	5,332,825	2,691,945	13,696,109	—	(53,607)
Touchstone Focused Fund	7,459,094	5,906,959	5,141,274	19,954	53,421
Touchstone Value Fund	105,106	5,839,857	9,917,716	102,874	712,102
Touchstone Growth Opportunities Fund	2,613,531	122,673	2,547,555	—	4,444
Touchstone Sands Capital Institutional Growth	1,285,981	2,470,219	8,909,932	—	(16,230)
Touchstone Premium Yield Equity Fund	7,964,446	279,087	7,695,373	59,219	3,763
Touchstone Flexible Income Fund	868,218	1,339,962	6,341,451	153,202	(2,362)
Touchstone International Fixed Income Fund	144,723	1,310,504	6,316,308	—	(30,049)
Touchstone Dynamic Equity Fund	3,477	1,558,939	5,150,503	—	23,735

59

Notes to Financial Statements (Unaudited) (Continued)

Balanced Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/13	Income	Gain/Loss
Touchstone Emerging Markets Equity Fund	$364,468	$1,193,485	$4,861,816	$—	$76,426
Touchstone Merger Arbitrage Fund	65,949	968,184	3,870,366	—	5,494
Touchstone Institutional Money Market Fund	87,815	843,143	3,869,553	1,219	—
Touchstone Small Cap Core Fund	25,072	1,030,614	2,547,371	—	62,663
Touchstone Small Company Value Fund	1,319,360	54,245	1,298,439	7,678	1,516
Touchstone High Yield Fund	791,384	789,853	3,789,779	106,101	8,515
Touchstone Global Real Estate Fund	235,624	1,301,411	3,665,605	60,547	48,888
Touchstone Mid Cap Fund	14,994	1,061,362	2,553,997	—	86,776
Touchstone Small Cap Growth Fund	1,365,438	65,874	1,290,280	—	187
Touchstone Mid Cap Growth Fund	2,588	3,463,460	—	—	183,933
Touchstone Large Cap Relative Value Fund +	3,462	5,849,641	—	—	213,433
Touchstone Mid Cap Value Fund	2,335	3,480,220	—	5,953	371,207
Touchstone Global Equity Fund +	4,481	3,300,698	—	—	243,051
Touchstone Large Cap Growth Fund, Class Y	—	3,289,584	—	—	916,661
Touchstone International Equity Fund +	3,977	6,623,697	—	—	1,297,198
Touchstone Small Cap Growth Fund	1,356,551	1,384,251	—		27,700
Total:	$46,127,001	$79,063,600	$126,977,747	$932,028	$4,299,137

Conservative Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/13	Income	Gain/Loss
Touchstone Core Bond Fund	$181,731	$1,733,061	$3,576,823	$74,862	$48,437
Touchstone Total Return Bond Fund	617,443	3,281,799	13,580,971	217,578	(2,046)
Touchstone Ultra Short Duration Fixed Income Fund ^	15,597,333	18,805,128	14,260,954	149,954	(16,162)
Touchstone International Fixed Income Fund	253,482	1,372,459	5,691,528	—	(33,166)
Touchstone Flexible Income Fund	1,345,488	1,049,877	5,011,829	116,905	79
Touchstone International Small Cap Fund	23,451	265,692	710,842	—	18,025
Touchstone International Value Fund	996,673	1,075,526	3,502,813	—	(7,015)
Touchstone Premium Yield Equity Fund	3,917,988	373,308	3,576,034	29,141	6,517
Touchstone Institutional Money Market Fund	84,348	914,600	3,568,896	1,202	—

60

Notes to Financial Statements (Unaudited) (Continued)

Conservative Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/13	Income	Gain/Loss
Touchstone Growth Opportunities Fund	$781,620	$86,379	$712,062	$—	$2,192
Touchstone Sands Capital Institutional Growth Fund	293,445	2,221,779	2,852,448	—	5,292
Touchstone Merger Arbitrage Fund	823,242	894,409	3,562,987	—	5,848
Touchstone Value Fund	208,388	2,579,090	3,550,864	36,995	453,377
Touchstone Dynamic Equity Fund	118,231	1,811,749	2,137,973	—	48,207
Touchstone High Yield Fund	124,305	590,244	2,134,813	66,926	8,758
Touchstone Global Real Estate Fund	150,622	547,556	1,378,947	22,874	22,175
Touchstone Small Cap Core Fund	83,081	1,394,768	710,887	—	129,683
Touchstone Emerging Markets Equity Fund	75,370	193,109	688,655	—	9,846
Touchstone Large Cap Relative Value Fund +	25,310	2,404,253	—	—	94,292
Touchstone Global Equity Fund +	8,500	946,568	—	—	73,625
Touchstone Mid Cap Fund	14,181	1,018,460	—	—	139,465
Total:	$25,724,232	$43,559,814	$71,210,326	$716,437	$1,007,429

Growth Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/13	Income	Gain/Loss
Touchstone International Small Cap Fund	$1,703,928	$705,267	$5,580,023	$—	$17,056
Touchstone International Value Fund	6,148,715	1,386,409	12,548,038	—	(35,142)
Touchstone Focused Fund	8,643,990	7,129,306	6,435,599	25,543	46,165
Touchstone Value Fund	129,182	2,434,404	6,393,668	66,212	337,483
Touchstone Growth Opportunities Fund	2,519,876	988,585	1,600,970	—	36,841
Touchstone Sands Capital Institutional Growth Fund	816,801	1,017,976	7,216,152	—	7,563
Touchstone Emerging Markets Equity Fund	516,115	1,514,694	6,747,143	—	78,162
Touchstone Ultra Short Duration Fixed Income Fund ^	6,212,993	5,458,158	4,835,349	34,415	(2,523)
Touchstone Premium Yield Equity Fund, Class Y	5,106,283	277,916	4,833,912	37,461	613
Touchstone Small Cap Core Fund	47,297	805,257	3,196,299	—	72,218
Touchstone Small Company Value Fund	78,156	384,229	1,619,407	11,830	32,338
Touchstone Global Real Estate Fund	182,312	827,201	4,523,542	75,159	43,169
Touchstone Mid Cap Fund	32,010	1,460,331	1,603,987	—	223,459
Touchstone Mid Cap Growth Fund	1,710,042	1,270,409	2,399,039	—	36,198
Touchstone Dynamic Equity Fund	54,801	531,283	3,222,752	—	20,737

61

Notes to Financial Statements (Unaudited) (Continued)

Growth Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/13	Income	Gain/Loss
Touchstone Mid Cap Value Fund	$25,532	$1,514,470	$2,424,639	$14,185	$140,045
Touchstone Small Cap Growth Fund	2,576,479	148,445	2,410,861	—	521
Touchstone Merger Arbitrage Fund	60,930	170,357	1,617,325	—	2,519
Touchstone International Equity Fund +	—	5,469,091	—	—	1,241,131
Touchstone Emerging Growth Fund +	—	2,841,554	—	—	437,022
Touchstone Global Equity Fund +	—	4,535,697	—	—	306,397
Touchstone Large Cap Relative Value Fund +	—	3,680,357	—	—	176,932
Touchstone Large Cap Growth Fund	—	2,732,356	—	—	818,427
Touchstone Small Cap Growth Fund	2,532,668	2,584,490	—	—	51,821
Touchstone Total Return Bond Fund	—	—	—	11,580	—
Total:	$39,098,110	$49,868,242	$79,208,705	$276,385	$4,089,152

Moderate Growth Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/13	Income	Gain/Loss
Touchstone International Small Cap Fund	$1,555,785	$1,215,331	$6,129,921	$—	$32,159
Touchstone International Value Fund	9,851,554	2,963,640	19,603,594	—	(39,309)
Touchstone Total Return Bond Fund	832,670	3,287,772	15,017,829	240,578	2,808
Touchstone Ultra Short Duration Fixed Income Fund ^	10,433,642	9,692,336	8,168,502	76,224	(5,021)
Touchstone Focused Fund	10,074,604	10,876,575	9,301,092	36,585	100,680
Touchstone Value Fund	155,035	5,817,817	12,340,651	128,079	1,081,657
Touchstone Growth Opportunities Fund	4,851,277	1,904,285	3,079,618	—	69,460
Touchstone Sands Capital Institutional Growth Fund	41,348	3,114,471	12,346,359	—	(11,251)
Touchstone Emerging Markets Equity Fund	514,909	1,925,110	9,982,675	—	114,603
Touchstone Premium Yield Equity Fund, Class Y	9,800,373	500,289	9,312,533	72,006	3,235
Touchstone Small Cap Core Fund	12,648	1,527,581	4,628,210	—	107,550
Touchstone Small Company Value Fund	1,704,007	627,991	3,123,389	20,704	29,388
Touchstone Dynamic Equity Fund	51,088	1,512,059	6,215,946	—	35,196
Touchstone Mid Cap Fund	8,986	3,192,982	3,088,779	—	441,721
Touchstone Mid Cap Growth Fund	5,990	909,547	3,081,258	—	3,186
Touchstone Flexible Income Fund	1,016,423	865,301	6,156,811	147,235	(3,636)

62

Notes to Financial Statements (Unaudited) (Continued)

Moderate Growth Allocation Fund

	Purchases at	Proceeds	Market Value	Dividend	Net Realized
Underlying Fund	cost	from sale	06/30/13	Income	Gain/Loss
Touchstone Global Real Estate Fund	$115,670	$1,663,657	$5,708,171	$95,217	$70,992
Touchstone Merger Arbitrage Fund	101,890	626,214	3,116,634	—	5,346
Touchstone Mid Cap Value Fund	25,649	3,011,571	3,113,642	19,659	247,609
Touchstone Small Cap Growth Fund	3,273,801	151,589	3,100,065	—	606
Touchstone High Yield Fund	153,049	568,866	3,066,792	93,924	7,341
Touchstone International Fixed Income Fund	84,605	428,628	3,062,749	—	(10,820)
Touchstone International Equity Fund +	—	9,544,929	—	—	1,774,821
Touchstone Emerging Growth Fund +	—	1,977,570	—	—	258,849
Touchstone Large Cap Relative Value Fund +	—	7,716,921	—	—	315,137
Touchstone Global Equity Fund +	—	7,564,889	—	—	437,063
Touchstone Large Cap Growth Fund	—	3,758,535	—	—	1,373,503
Touchstone Small Cap Growth Fund	3,223,959	3,289,925	—	—	65,967
Total:	$57,888,962	$90,236,381	$152,745,220	$930,211	$6,508,840

^	Includes activity of the Touchstone Short Duration Fixed Income Fund prior to merging into the Touchstone Ultra Short Duration Fixed Income Fund on May 17, 2013.

+	The Fund ceased operations on March 27, 2013.

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. It is each Fund’s policy to distribute all of its taxable income and accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

63

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid for the five months ended December 31, 2012 and fiscal years ended July 31, 2012 and July 31, 2011 was as follows:

		Dynamic			Balanced
		Equity Fund			Allocation Fund
	Five Months			Five Months
	Ended	Year Ended	Year Ended	Ended	Year Ended	Year Ended
	December 31,	July 31,	July 31,	December 31,	July 31,	July 31,
	2012	2012	2011	2012	2012	2011
From ordinary income	$—	$514,890	$—	$6,140,882	$607,351	$1,392,283
From long-term capital gains	—	—	—	137,848	—	—
Total distributions	$—	$514,890	$—	$6,278,730	$607,351	$1,392,283

		Conservative			Growth
		Allocation Fund			Allocation Fund
	Five Months			Five Months
	Ended	Year Ended	Year Ended	Ended	Year Ended	Year Ended
	December 31,	July 31,	July 31,	December 31,	July 31,	July 31,
	2012	2012	2011	2012	2012	2011
From ordinary income	$5,215,403	$589,089	$1,437,898	$1,600,296	$180,489	$118,434
From long-term capital gains	—	—	—	462	—	—
Total distributions	$5,215,403	$589,089	$1,437,898	$1,600,758	$180,489	$118,434

		Moderate Growth
		Allocation Fund
	Five Months
	Ended	Year Ended	Year Ended
	December 31,	July 31,	July 31,
	2012	2012	2011
From ordinary income	$3,961,419	$572,935	$706,859
From long-term capital gains	1,675,414	—	—
Total distributions	$5,636,833	$572,935	$706,859

The following information is computed on a tax basis for each item as of December 31, 2012:

	Dynamic	Balanced	Conservative
	Equity Fund	Allocation Fund	Allocation Fund
Tax cost of portfolio investments	$74,694,953	$152,721,699	$88,036,474
Gross unrealized appreciation	8,882,208	5,437,347	2,033,192
Gross unrealized depreciation	(1,724,591)	(3,107,835)	(1,828,856)
Net unrealized appreciation (depreciation)	7,157,617	2,329,512	204,336
Net unrealized appreciation (depreciation) on written options and short sales	(182,336)	—	—
Accumulated capital and other losses	(148,826,198)	(42,487,158)	(3,634,373)
Post-October and qualified late-year losses	(933,316)	(1,960)	(3,365)
Undistributed ordinary income	15,903	—	—
Undistributed capital gains	—	—	—
Other temporary differences	(31,406)	—	—
Accumulated earnings (deficit)	$(142,799,736)	$(40,159,606)	$(3,433,402)

64

Notes to Financial Statements (Unaudited) (Continued)

		Moderate
	Growth	Growth
	Allocation Fund	Allocation Fund
Tax cost of portfolio investments	$83,860,637	$173,227,179
Gross unrealized appreciation	4,381,174	8,377,699
Gross unrealized depreciation	(3,556,478)	(4,717,190)
Net unrealized appreciation (depreciation)	824,696	3,660,509
Accumulated capital and other losses	(44,481,926)	(44,872,260)
Post-October and qualified late-year losses	(2,937)	(31,574)
Undistributed ordinary income	—	—
Undistributed capital gains	498,325	—
Other temporary differences	—	39,467
Accumulated earnings (deficit)	$(43,161,842)	$(41,203,858)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals and passive foreign investment company adjustment.

As of December 31, 2012, the Funds had the following capital loss carryforwards for federal income tax purposes:

									No
									Expiration	No
	Short Term Expiring On								Short	Expiration
	2015	2016		2017		2018		2019	Term*	Long Term*	Total
Dynamic Equity Fund	$39,657,235	$31,726,954		$77,442,009		$—		$—	$—	$—	$148,826,198
Balanced Allocation Fund	—	13,311,819		24,373,973	**	4,801,366	**	—	—	—	42,487,158
Conservative Allocation Fund	—	—		3,611,052	**	23,321		—	—	—	3,634,373
Growth Allocation Fund	—	3,557,561	**	30,260,646	**	10,663,719	**	—	—	—	44,481,926
Moderate Growth Allocation Fund	—	—		35,744,603	**	9,127,657	**	—	—	—	44,872,260

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. The provisions of the Act became effective for the Funds’ fiscal year ending December 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

** Utilization may be limited by current income tax regulations.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds have analyzed their tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2012 and July 31, 2009 through 2012) and have concluded that no provision for income tax is required in their financial statements.

As of June 30, 2013, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Dynamic Equity Fund	$69,390,129	$9,033,602	$(1,478,299)	$7,555,303
Balanced Allocation Fund	122,143,048	6,008,061	(1,173,362)	4,834,699
Conservative Allocation Fund	69,714,199	2,123,201	(627,074)	1,496,127

65

Notes to Financial Statements (Unaudited) (Continued)

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
Growth Allocation Fund	$74,391,234	$5,541,591	$(724,120)	$4,817,471
Moderate Growth Allocation Fund	143,766,011	10,061,406	(1,082,197)	8,979,209

6. Commitments and Contingencies

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risks Associated with Leverage

By investing the proceeds received from selling securities short, the Dynamic Equity Fund is employing leverage, which creates special risks. The use of leverage may increase the Fund’s exposure to long or short equity positions and may cause the Fund’s NAV to be more volatile than if the Fund had not used leverage. This could result in increased volatility of returns.

8. Fund Mergers

On February 10, 2012, the Shareholders of the Old Mutual Funds I (the “Reorganizing Funds”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all assets and liabilities of each Reorganizing Fund to the corresponding Touchstone Fund as noted below. The merger took place on April 13, 2012. The fiscal year end of the Reorganizing Funds was July 31. After the fiscal year end July 31, 2012, the Funds year end changed to December 31.

		Net	Shares
Reorganizing Funds*	Touchstone Funds	Assets	Outstanding
Old Mutual Analytic Fund	Dynamic Equity Fund	$56,128,406	5,182,646
Old Mutual Asset Allocation Balanced Portfolio	Balanced Allocation Fund	54,581,260	4,909,161
Old Mutual Asset Allocation Conservative Portfolio	Conservative Allocation Fund	35,536,596	3,274,555
Old Mutual Asset Allocation Growth Portfolio	Growth Allocation Fund	38,970,804	3,527,780
Old Mutual Asset Allocation Moderate Growth Portfolio	Moderate Growth Allocation Fund	68,462,430	6,232,923

*	Fund had Class Z shares outstanding immediately prior to the reorganization, which were exchanged for Class Y Shares of the corresponding Touchstone Fund.

At the meeting held on March 13, 2012, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plans”) providing for the transfer of all the assets and liabilities of the Fifth Third Life Model Moderate Fund, Fifth Third Life Model Conservative Fund, Fifth Third Life Model Moderately Conservative Fund, Fifth Third Life Model Aggressive Fund, and Fifth Third Life Model Moderately Aggressive Fund (the “Acquired Funds”) to the corresponding Touchstone Funds shown below. The merger took place on September 10, 2012.

Acquired Funds	Touchstone Funds
Fifth Third Life Model Moderate Fund	Balanced Allocation Fund
Fifth Third Life Model Conservative Fund	Conservative Allocation Fund
Fifth Third Life Model Moderately Conservative Fund	Conservative Allocation Fund
Fifth Third Life Model Aggressive Fund	Growth Allocation Fund

66

Notes to Financial Statements (Unaudited) (Continued)

Acquired Funds	Touchstone Funds
Fifth Third Life Model Moderately Aggressive Fund	Moderate Growth Allocation Fund

The following is a summary of shares outstanding, net assets, net assets value per share and unrealized appreciation (depreciation) immediately before and after the September 10, 2012 reorganization for the Allocation Funds:

				After
	Before Reorganization			Reorganization
	Fifth Third
	LifeModel		Touchstone	Touchstone
	Moderate		Balanced	Balanced
	Fund		Allocation Fund	Allocation Fund
Class A*
Shares	3,650,589	(A)	856,628	4,507,217
Net Assets	$41,600,137		$9,761,746	$51,361,883
Net Asset Value	$11.40	(A)	$11.40	$11.40
Class C
Shares	191,231	(B)	3,356,100	3,547,331
Net Assets	$2,174,823		$38,167,906	$40,342,729
Net Asset Value	$11.37	(B)	$11.37	$11.37
Class Y**
Shares	6,276,974	(C)	132,241	6,409,215
Net Assets	$71,649,327		$1,509,480	$73,158,807
Net Asset Value	$11.41	(C)	$11.41	$11.41
Institutional Class
Shares	—		2,683	2,683
Net Assets	$—		$30,489	$30,489
Net Asset Value	$—		$11.36	$11.36
Fund Total
Shares Outstanding	10,277,468		4,347,652	14,466,446
Net Assets	$115,424,287		$49,469,621	$164,893,908
Unrealized Appreciation (Depreciation)	$5,211,794		$3,570,090	$8,781,884

(A) Reflects a 0.9853:1 stock split on Class A Shares and a 0.9807:1 stock split on Class B Shares which occurred on the date of reorganization, September 10, 2012.

(B) Reflects a 0.9820:1 stock split which occurred on the date of reorganization, September 10, 2012.

(C) Reflects a 0.9845:1 stock split which occurred on the date of reorganization, September 10, 2012.

* The Acquired Fund had Class B Shares outstanding immediately prior to the reorganization, which were exchanged for Class A Shares of the corresponding Touchstone Fund.

** The Acquired Fund had Institutional Class Shares outstanding immediately prior to the reorganization, which were exchanged for Class Y Shares of the corresponding Touchstone Fund.

						After
			Before Reorganization			Reorganization
			Fifth Third
	Fifth Third		LifeModel		Touchstone	Touchstone
	LifeModel		Moderately		Conservative	Conservative
	Conservative		Conservative		Allocation	Allocation
	Fund		Fund		Fund	Fund
Class A*
Shares	912,961	(A)	1,457,284	(B)	778,704	3,148,949
Net Assets	$10,038,678		$16,023,820		$8,562,424	$34,624,922
Net Asset Value	$11.00	(A)	$11.00	(B)	$11.00	$11.00
Class C
Shares	72,314	(C)	89,383	(D)	1,541,709	1,703,406
Net Assets	$791,586		$978,429		$16,876,314	$18,646,329
Net Asset Value	$10.95	(C)	$10.95	(D)	$10.95	$10.95

67

Notes to Financial Statements (Unaudited) (Continued)

						After
			Before Reorganization			Reorganization
			Fifth Third
	Fifth Third		LifeModel		Touchstone	Touchstone
	LifeModel		Moderately		Conservative	Conservative
	Conservative		Conservative		Allocation	Allocation
	Fund		Fund		Fund	Fund
Class Y**
Shares	1,658,986	(E)	1,806,406	(F)	198,245	3,663,637
Net Assets	$18,249,300		$19,870,935		$2,180,756	$40,300,991
Net Asset Value	$11.00	(E)	$11.00	(F)	$11.00	$11.00
Institutional Class
Shares	—		—		119,726	119,726
Net Assets	$—		$—		$1,318,057	$1,318,057
Net Asset Value	$—		$—		$11.01	$11.01
Fund Total
Shares Outstanding	2,869,464		3,603,186		2,638,384	8,635,718
Net Assets	$29,079,564		$36,873,184		$28,937,551	$94,890,299

Unrealized Appreciation (Depreciation)	$705,303		$3,126,125		$1,614,689	$5,446,117

(A) Reflects a 0.9206:1 stock split on Class A Shares and a 0.9190:1 stock split on Class B Shares which occurred on the date of reorganization, September 10, 2012.

(B) Reflects a 0.9301:1 stock split on Class A Shares and a 0.9270:1 stock split on Class B Shares which occurred on the date of reorganization, September 10, 2012.

(C) Reflects a 0.9235:1 stock split which occurred on the date of reorganization, September 10, 2012.

(D) Reflects a 0.9309:1 stock split which occurred on the date of reorganization, September 10, 2012.

(E) Reflects a 0.92200:1 stock split which occurred on the date of reorganization, September 10, 2012.

(F) Reflects a 0.9311:1 stock split which occurred on the date of reorganization, September 10, 2012.

* The Acquired Fund had Class B Shares outstanding immediately prior to the reorganization, which were exchanged for Class A Shares of the corresponding Touchstone Fund.

** The Acquired Fund had Institutional Class Shares outstanding immediately prior to the reorganization, which were exchanged for Class Y Shares of the corresponding Touchstone Fund.

				After
	Before Reorganization			Reorganization
	Fifth Third		Touchstone	Touchstone
	LifeModel		Growth	Growth
	Aggressive		Allocation	Allocation
	Fund		Fund	Fund
Class A*
Shares	1,982,555	(A)	905,293	2,887,848
Net Assets	$23,010,705		$10,507,403	$33,518,108
Net Asset Value	$11.61	(A)	$11.61	$11.61
Class C
Shares	86,836	(B)	2,187,151	2,273,987
Net Assets	$971,379		$24,466,210	$25,437,589
Net Asset Value	$11.19	(B)	$11.19	$11.19
Class Y**
Shares	2,547,823	(C)	73,550	2,621,373
Net Assets	$29,855,473		$861,864	$30,717,337
Net Asset Value	$11.72	(C)	$11.72	$11.72
Institutional Class
Shares	—		1,267	1,267
Net Assets	$—		$13,568	$13,568
Net Asset Value	$—		$10.71	$10.71

68

Notes to Financial Statements (Unaudited) (Continued)

			After
	Before Reorganization		Reorganization
	Fifth Third	Touchstone	Touchstone
	Life Model	Growth	Growth
	Aggressive	Allocation	Allocation
	Fund	Fund	Fund
Fund Total
Shares Outstanding	4,576,737	3,167,261	7,784,475
Net Assets	$53,837,557	$35,849,045	$89,686,602
Unrealized Appreciation (Depreciation)	$3,817,238	$3,056,427	$6,873,665

(A) Reflects a 1.0117:1 reverse stock on Class A Shares and a 0.9675:1 stock split on Class B Shares which occurred on the date of reorganization, September 10, 2012.

(B) Reflects a 1.0019:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

(C) Reflects a 1.010:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

* The Acquired Fund had Class B Shares outstanding immediately prior to the reorganization, which were exchanged for Class A Shares of the corresponding Touchstone Fund.

** The Acquired Fund had Institutional Class Shares outstanding immediately prior to the reorganization, which were exchanged for Class Y Shares of the corresponding Touchstone Fund.

				After
	Before Reorganization			Reorganization
	Fifth Third		Touchstone	Touchstone
	Life Model		Moderate	Moderate
	Moderately		Growth	Growth
	Aggressive		Allocation	Allocation
	Fund		Fund	Fund
Class A*
Shares	5,396,673	(A)	1,340,687	6,737,360
Net Assets	$61,461,849		$15,268,777	$76,730,626
Net Asset Value	$11.39	(A)	$11.39	$11.39
Class C
Shares	221,281	(B)	4,305,668	4,526,949
Net Assets	$2,482,569		$48,305,735	$50,788,304
Net Asset Value	$11.22	(B)	$11.22	$11.22
Class Y**
Shares	4,909,444	(C)	78,182	4,987,626
Net Assets	$56,310,746		$896,739	$57,207,485
Net Asset Value	$11.47	(C)	$11.47	$11.47
Institutional Class
Shares	—		738	738
Net Assets	$—		$8,431	$8,431
Net Asset Value	$—		$11.42	$11.42
Fund Total
Shares Outstanding	10,118,280		5,725,275	16,252,673
Net Assets	$120,255,164		$64,479,682	$184,734,846
Unrealized Appreciation (Depreciation)	$13,091,873		$5,016,633	$18,108,506

(A) Reflects a 1.0437:1 reverse stock split on Class A Shares and a 1.0329:1 reverse stock split on Class B Shares which occurred on the date of reorganization, September 10, 2012.

(B) Reflects a 1.0475:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

(C) Reflects a 1.0378:1 reverse stock split which occurred on the date of reorganization, September 10, 2012.

* The Acquired Fund had Class B Shares outstanding immediately prior to the reorganization, which were exchanged for Class A Shares of the corresponding Touchstone Fund.

** The Acquired Fund had Institutional Class Shares outstanding immediately prior to the reorganization, which were exchanged for Class Y Shares of the corresponding Touchstone Fund.

69

Notes to Financial Statements (Unaudited) (Continued)

Assuming these September 10, 2012 reorganizations had been completed on August 1, 2012, the Balanced Allocation Fund, Conservative Allocation Fund, Growth Allocation Fund and Moderate Growth Allocation Fund results of operations for the five months ended December 31, 2012, would have been as follows:

				Touchstone
	Touchstone	Touchstone	Touchstone	Moderate
	Balanced	Conservative	Growth	Growth
	Allocation	Allocation	Allocation	Allocation
(Unaudited)	Fund	Fund	Fund	Fund
Net investment income	$2,451,480	$1,210,897	$1,323,552	$2,716,948
Net realized and unrealized gain (loss) on investments	11,632,977	5,230,795	10,153,370	22,183,410
Net increase (decrease) in asset from operations	14,084,457	6,441,692	11,476,922	24,900,358

Because the combined investment portfolios have been managed as single portfolios since the reorganizations were completed, it is not practical to separate the amounts of revenue and earnings to the Acquiring Funds that have been included in their statements of operations since the reorganizations.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events that necessitated recognition or disclosure on the Funds’ financial statements.

70

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility is available as an appendix to the most recent Statement of Additional Information, which can be obtained without charge upon request by calling toll free 1.800.543.0407 or by visiting the Touchstone website at www.touchstoneinvestments.com or on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov. Information regarding how those proxies were voted during the most recent twelve-month period ended June 30 is also available without charge by calling toll free 1.800.543.0407 or on the Commission’s website at www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; (iii) will be made available to shareholders upon request by calling 1.800.543.0407; or (iv) can be obtained on the Touchstone website at www.touchstoneinvestments.com. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, (January 1, 2013 through June 30, 2013).

Actual Expenses

The first line of the table below for each share class of a Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each share class of a Fund provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line for each share class of a Fund in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

71

Other Items (Unaudited) (Continued)

		Net Expense	Beginning	Ending	Expenses
		Ratio	Account	Account	Paid During
		Annualized	Value	Value	the Period
		June 30,	January 1,	June 30,	Ended
		2013	2013	2013	June 30, 2013*
Touchstone Dynamic Equity Fund
Class A	Actual	1.88%	$1,000.00	$1,015.47	$9.81	**
Class A	Hypothetical	1.88%	$1,000.00	$1,012.80	$9.39

Class C	Actual	2.63%	$1,000.00	$1,099.40	$13.69	**
Class C	Hypothetical	2.63%	$1,000.00	$1,011.75	$13.12

Class Y	Actual	1.63%	$1,000.00	$1,104.30	$8.50	**
Class Y	Hypothetical	1.63%	$1,000.00	$1,016.71	$8.15

Institutional Class	Actual	1.58%	$1,000.00	$1,105.10	$8.25	**
Institutional Class	Hypothetical	1.58%	$1,000.00	$1,016.96	$7.90

Touchstone Balanced Allocation Fund***
Class A	Actual	0.33%	$1,000.00	$1,041.70	$1.67
Class A	Hypothetical	0.33%	$1,000.00	$1,023.16	$1.66

Class C	Actual	1.08%	$1,000.00	$1,037.90	$5.46
Class C	Hypothetical	1.08%	$1,000.00	$1,019.44	$5.41

Class Y	Actual	0.08%	$1,000.00	$1,043.00	$0.41
Class Y	Hypothetical	0.08%	$1,000.00	$1,024.40	$0.40

Institutional Class	Actual	0.08%	$1,000.00	$1,043.20	$0.41
Institutional Class	Hypothetical	0.08%	$1,000.00	$1,024.40	$0.40

Touchstone Conservative Allocation Fund***
Class A	Actual	0.33%	$1,000.00	$1,016.80	$1.65
Class A	Hypothetical	0.33%	$1,000.00	$1,023.16	$1.66

Class C	Actual	1.08%	$1,000.00	$1,012.10	$5.39
Class C	Hypothetical	1.08%	$1,000.00	$1,019.44	$5.41

Class Y	Actual	0.08%	$1,000.00	$1,017.10	$0.40
Class Y	Hypothetical	0.08%	$1,000.00	$1,024.40	$0.40

Institutional Class	Actual	0.08%	$1,000.00	$1,017.10	$0.40
Institutional Class	Hypothetical	0.08%	$1,000.00	$1,024.40	$0.40

Touchstone Growth Allocation Fund***
Class A	Actual	0.33%	$1,000.00	$1,065.60	$1.69
Class A	Hypothetical	0.33%	$1,000.00	$1,023.16	$1.66

Class C	Actual	1.08%	$1,000.00	$1,061.80	$5.52
Class C	Hypothetical	1.08%	$1,000.00	$1,019.44	$5.41

72

Other Items (Unaudited) (Continued)

		Net Expense	Beginning	Ending	Expenses
		Ratio	Account	Account	Paid During
		Annualized	Value	Value	the Period
		June 30,	January 1,	June 30,	Ended
		2013	2013	2013	June 30, 2013*
Touchstone Growth Allocation Fund*** (Continued)
Class Y	Actual	0.08%	$1,000.00	$1,067.30	$0.41
Class Y	Hypothetical	0.08%	$1,000.00	$1,024.40	$0.40

Institutional Class	Actual	0.08%	$1,000.00	$1,066.30	$0.41
Institutional Class	Hypothetical	0.08%	$1,000.00	$1,024.40	$0.40

Touchstone Moderate Growth Allocation Fund***
Class A	Actual	0.33%	$1,000.00	$1,054.60	$1.68
Class A	Hypothetical	0.33%	$1,000.00	$1,023.16	$1.66

Class C	Actual	1.08%	$1,000.00	$1,051.80	$5.49
Class C	Hypothetical	1.08%	$1,000.00	$1,019.44	$5.41

Class Y	Actual	0.08%	$1,000.00	$1,056.40	$0.41
Class Y	Hypothetical	0.08%	$1,000.00	$1,024.40	$0.40

Institutional Class	Actual	0.08%	$1,000.00	$1,056.60	$0.41
Institutional Class	Hypothetical	0.08%	$1,000.00	$1,024.40	$0.40

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

**	Excluding interest and dividend expenses on securities sold short, your actual cost of investment in Class A, Class C, Class Y and Institutional Class would be $8.09, $11.97, $6.52 and $6.78, respectively.

***	The annualized expense ratios for the Allocation Funds do not include fees and expenses of the Underlying Funds in which the Allocation Funds invest.

Advisory Agreement Approval Disclosure

At a meeting held on November 15, 2012, the Board of Trustees (the “Board”) of the Touchstone Strategic Trust (the “Trust”), and by a separate vote, the Independent Trustees of the Trust, considered and approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between Touchstone Advisors, Inc. (“Touchstone”) and Analytic Investors, LLC (“Analytic”) with respect to Touchstone Dynamic Equity Fund (the “Fund”), a series of the Trust, to be effective on January 1, 2013. At the meeting, Touchstone informed the Board that the current sub-advisory agreement, dated April 16, 2012, as amended, between Touchstone and Analytic (the “Prior Sub-Advisory Agreement”) was expected to be automatically terminated on or about December 31, 2012 due to an expected change in control at Analytic. Analytic was expected to undergo a restructuring in which its employees would purchase the shares owned by Old Mutual Intermediary, LLC, a subsidiary of Old Mutual (US) Holdings, Inc., which was the majority owner of Analytic. Touchstone recommended the Fund continue to use Analytic as its sub-advisor. Touchstone reported the change in control would not affect Analytic’s management of the Fund. Analytic’s management team and key investment personnel would continue to manage the Fund and Analytic would operate the Fund under the same terms and conditions as previously agreed to by the Board.

Touchstone and Analytic provided the Board with various written materials in advance of the meeting to assist with the Board’s consideration of Analytic as sub-advisor to the Fund. Touchstone provided written and oral information stating the basis for its recommendation to continue engaging Analytic. The information also included details regarding Analytic’s: (a) investment philosophy and investment process; (b) investment management services proposed to be provided to the Fund; (c) investment management personnel; (d) operating history, infrastructure, and financial condition; (e) proposed sub-advisory fee that would be paid to Analytic by Touchstone;

73

Other Items (Unaudited) (Continued)

and (f) reputation, expertise, and resources as an investment advisor. The Board then discussed the written materials that it received before the meeting and all other information that it received at the meeting.

In approving the New Sub-Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent, and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Advisor’s proposed compensation; (3) the Sub-Advisor’s past performance; and (4) the terms of the New Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent, and Quality of Services Provided; Investment Personnel. The Board considered information provided by Touchstone regarding the services to be provided by Analytic. The Board considered Analytic’s level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would continue to be responsible for managing the investment of portfolio securities with respect to the Fund. The Board also noted that it is familiar with Analytic, as the sub-advisor already served as investment manager to the Fund. The Board also recognized that there would be no personnel change relating to the management of the Fund. The Board also took into account certain information and materials it received and considered in connection with its initial approval of the Prior Sub-Advisory Agreement between Touchstone and Analytic with respect to the Fund at a meeting held in February 2012.

Analytic’s Compensation. The Board took into consideration the financial condition of Analytic and any direct and indirect benefits to be derived by Analytic and its affiliates from Analytic’s relationship with the Fund. In considering the anticipated level of profitability to Analytic and its affiliates, the Board noted the proposed contractual undertaking of Touchstone to maintain expense limitations for the Fund. The Board also noted that the sub-advisory fee under the New Sub-Advisory Agreement would be paid by Touchstone out of the advisory fee that Touchstone receives from the Fund, and that the sub-advisory fee is negotiated at arm’s length. Finally, the Board noted that the proposed sub-advisory fee schedule contains breakpoints that would reduce the sub-advisory fee rate on Fund assets above specified levels.

The Board also considered certain comparative fee information concerning the current sub-advisory fee paid to Analytic for managing the Fund. The proposed sub-advisory fee was identical to the fee previously approved by the Board and shareholders of the Fund. The Board considered the amount of the advisory fee to be retained by Touchstone and the amount to be paid to Analytic with respect to the various services to be provided by each. Finally, the Board noted that from April 16, 2012 through the fiscal year end July 31, 2012, Analytic received from Touchstone sub-advisory fees totaling $149,381. Based upon their review, theTrustees concluded that the Fund’s proposed sub-advisory fee under the New Sub-Advisory Agreement was reasonable in light of Analytic’s services to the Fund.

Fund Performance. The Board also considered Analytic’s investment performance and the Fund’s performance under Analytic’s management. The Trustees reviewed Analytic’s investment performance across various sectors, highlighting its strong performance in the large-cap value universe. The Board was mindful of Touchstone’s focus on the performance of sub-advisors, including Analytic, and Touchstone’s ways of addressing underperformance.

Conclusion. The Board reached the following conclusions regarding the New Sub-Advisory Agreement: (a) Analytic is qualified to continue managing the Fund’s assets in accordance with the Fund’s investment goal and policies; (b) Analytic maintains an appropriate compliance program; (c) the Fund’s proposed sub-advisory fee is reasonable in relation to the fees of similar funds and the services to be provided by Analytic; and (d) Analytic’s proposed investment strategies are appropriate for pursuing the investment goal of the Fund. In considering the approval

74

Other Items (Unaudited) (Continued)

of the New Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee attributed different weights to the various factors. Based on its conclusions, the Board determined that approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

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PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

78

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

West borough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54CC-TST-SAR-1306

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	08/29/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	08/29/13

* Print the name and title of each signing officer under his or her signature.